UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Symphony Credit Opportunities Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG–TERM INVESTMENTS – 97.3%

	CORPORATE BONDS – 81.8%

	Aerospace & Defense – 0.2%

$1,700	DAE Funding LLC, 144A	4.500%	8/01/22	BB	$1,670,250

	Airlines – 0.3%

2,250	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,278,125

	Auto Components – 0.8%

3,000	Adient Global Holdings Limited, 144A	4.875%	8/15/26	BB	3,082,500

2,140	Delphi Jersey Holdings, 144A	5.000%	10/01/25	BB	2,166,750
5,140	Total Auto Components				5,249,250

	Beverages – 0.6%

3,700	Cott Holdings Incorporated, 144A	5.500%	4/01/25	B	3,806,375

	Building Products – 0.6%

3,410	Builders FirstSource, Inc., 144A	5.625%	9/01/24	B+	3,548,787

820	Masonite International Corporation, 144A	5.625%	3/15/23	BB	857,146
4,230	Total Building Products				4,405,933

	Capital Markets – 0.6%

3,700	LPL Holdings Incorporated, 144A	5.750%	9/15/25	B+	3,764,750

	Chemicals – 2.2%

2,500	Alpha 3 BV / Alpha US Bidco, Inc., 144A	6.250%	2/01/25	CCC+	2,562,500

1,875	NOVA Chemicals Corporation, 144A	5.250%	6/01/27	BBB–	1,870,312

1,250	Platform Specialty Products Corporation, 144A	5.875%	12/01/25	B+	1,240,625

2,700	PQ Corporation, 144A	5.750%	12/15/25	B	2,747,250

2,700	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A	5.375%	9/01/25	BB–	2,794,500

1,900	Valvoline, Inc.	5.500%	7/15/24	BB+	2,018,750

1,700	Venator Finance Sarl / Venator Materials Corp., 144A	5.750%	7/15/25	BB–	1,793,500
14,625	Total Chemicals				15,027,437

	Commercial Services & Supplies – 1.4%

2,700	Covanta Holding Corporation	5.875%	7/01/25	B1	2,713,500

3,750	KAR Auction Services, Inc., 144A	5.125%	6/01/25	B	3,843,750

1,650	Ritchie Bros. Auctioneers Incorporated, 144A	5.375%	1/15/25	BB–	1,703,625

1,650	Tervita Escrow Corporation, 144A	7.625%	12/01/21	B	1,654,125
9,750	Total Commercial Services & Supplies				9,915,000

	Communications Equipment – 1.5%

3,435	Avaya Inc., 144A, (3)	7.000%	4/01/19	N/R	—

11,050	Avaya Inc., 144A, (3)	10.500%	3/01/21	N/R	—

NUVEEN	1

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Communications Equipment (continued)

$1,500	CommScope Inc., 144A	5.000%	6/15/21	BB–	$1,528,125

5,050	CommScope Inc., 144A	5.500%	6/15/24	BB–	5,252,000

3,510	CommScope Technologies Finance LLC, 144A	6.000%	6/15/25	BB–	3,729,375

2,000	Nortel Networks Corp.	0.000%	7/15/11	N/R	97,500
26,545	Total Communications Equipment				10,607,000

	Construction & Engineering – 1.0%

1,000	Cloud Crane LLC, 144A	10.125%	8/01/24	B	1,127,500

3,000	Great Lakes Dredge & Dock Corporation	8.000%	5/15/22	B–	3,138,750

2,250	Shea Homes LP, 144A	5.875%	4/01/23	BB–	2,334,375
6,250	Total Construction & Engineering				6,600,625

	Construction Materials – 0.5%

2,250	Norbord Inc., 144A	6.250%	4/15/23	BB+	2,455,313

850	Summit Materials LLC/Summit Materials Finance Corporation, 144A	5.125%	6/01/25	BB–	867,000
3,100	Total Construction Materials				3,322,313

	Consumer Finance – 1.5%

2,000	First Data Corporation, 144A	5.375%	8/15/23	BB+	2,081,800

2,500	First Data Corporation, 144A	7.000%	12/01/23	B	2,643,750

2,350	First Data Corporation, 144A	5.000%	1/15/24	BB+	2,417,563

2,000	Navient Corporation	6.625%	7/26/21	BB	2,110,000

850	Provident Funding Associates LP / PFG Finance Corp., 144A	6.375%	6/15/25	B+	892,500
9,700	Total Consumer Finance				10,145,613

	Containers & Packaging – 3.9%

4,670	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	4.625%	5/15/23	BB	4,763,400

4,400	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	6.000%	2/15/25	B	4,631,000

3,150	Cascades Inc., 144A	5.500%	7/15/22	BB–	3,236,625

2,000	Flex Acquisition Co, Inc., 144A	6.875%	1/15/25	CCC+	2,071,200

1,890	Graphic Packaging International, Inc.	4.125%	8/15/24	BB+	1,956,150

5,627	Reynolds Group, 144A	5.125%	7/15/23	B+	5,823,945

2,000	Sealed Air Corporation, 144A	5.125%	12/01/24	BB+	2,140,000

1,750	Sealed Air Corporation, 144A	5.500%	9/15/25	BB+	1,907,500
25,487	Total Containers & Packaging				26,529,820

	Diversified Consumer Services – 0.3%

2,250	Ahern Rentals Inc., 144A	7.375%	5/15/23	B–	2,115,000

	Diversified Financial Services – 2.4%

2,525	ASP AMC Merger Sub., Inc., 144A	8.000%	5/15/25	CCC+	2,424,000

3,500	Freedom Mortgage Corporation, 144A	8.125%	11/15/24	B	3,565,625

3,150	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	3/15/22	BB	3,248,438

3,825	MSCI Inc., 144A	4.750%	8/01/26	BB+	4,016,250

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$3,150	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	$3,155,355
16,150	Total Diversified Financial Services				16,409,668

	Diversified Telecommunication Services – 4.2%

3,000	CenturyLink Inc.	5.800%	3/15/22	BB	2,938,200

1,500	Cogent Communications Finance Inc., 144A	5.625%	4/15/21	B–	1,515,000

1,635	IntelSat Jackson Holdings	7.250%	10/15/20	CCC+	1,536,900

3,330	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	2,722,275

4,000	IntelSat Jackson Holdings, 144A	9.750%	7/15/25	CCC+	3,850,000

3,900	IntelSat Limited	7.750%	6/01/21	CCC–	2,076,750

17,435	IntelSat Limited	8.125%	6/01/23	CCC–	9,109,787

1,750	Level 3 Financing Inc.	6.125%	1/15/21	BB	1,778,437

2,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	2,025,600

1,455	Level 3 Financing Inc.	5.125%	5/01/23	BB	1,458,637
40,005	Total Diversified Telecommunication Services				29,011,586

	Electrical Equipment – 0.7%

1,325	EnerSys, 144A	5.000%	4/30/23	BB+	1,384,625

3,500	Park Aerospace Holdings Limited, 144A	5.250%	8/15/22	BB	3,478,125
4,825	Total Electrical Equipment				4,862,750

	Electronic Equipment, Instruments & Components – 0.0%

280	TTM Technologies Inc., 144A	5.625%	10/01/25	BB	287,000

	Energy Equipment & Services – 1.0%

3,000	Bristow Group, Inc.	6.250%	10/15/22	B–	2,456,250

3,000	Calfrac Holdings LP, 144A	7.500%	12/01/20	Caa1	2,955,000

350	McDermott International Inc., 144A	8.000%	5/01/21	BB–	359,747

1,300	Nabors Industries Inc.	5.500%	1/15/23	BB+	1,257,750
7,650	Total Energy Equipment & Services				7,028,747

	Equity Real Estate Investment Trusts – 2.6%

1,350	CyrusOne LP Finance, 144A	5.000%	3/15/24	BB+	1,400,625

1,850	CyrusOne LP Finance, 144A	5.000%	3/15/24	BB+	1,919,375

4,775	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	5.375%	4/15/26	BBB–	5,121,188

4,000	iStar Inc.	5.000%	7/01/19	BB	4,020,000

1,800	Lamar Media Corporation	5.750%	2/01/26	Ba1	1,921,500

1,900	Qualitytech LP/QTS Finance Corp., 144A	4.750%	11/15/25	BB	1,919,000

1,700	SBA Communications Corporation, 144A	4.000%	10/01/22	B+	1,702,125
17,375	Total Equity Real Estate Investment Trusts				18,003,813

	Food & Staples Retailing – 0.4%

2,695	Performance Food Group, Incorporated, 144A	5.500%	6/01/24	BB–	2,782,588

NUVEEN	3

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food Products – 1.2%

$2,400	B&G Foods Inc.	5.250%	4/01/25	B+	$2,441,160

1,820	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	B+	1,874,600

1,800	Pinnacle Foods Finance LLC	5.875%	1/15/24	BB–	1,903,500

1,800	Treehouse Foods Inc., 144A	6.000%	2/15/24	BB	1,872,000
7,820	Total Food Products				8,091,260

	Health Care Equipment & Supplies – 0.5%

850	AMN Healthcare, Inc., 144A	5.125%	10/01/24	Ba2	875,500

1,500	Hill ROM Holdings Inc., 144A	5.000%	2/15/25	BB	1,529,550

820	Hologic Incorporated, 144A	4.375%	10/15/25	BB–	832,300
3,170	Total Health Care Equipment & Supplies				3,237,350

	Health Care Providers & Services – 2.6%

1,800	Centene Corporation	5.625%	2/15/21	BB+	1,849,500

2,000	Envision Healthcare Corporation, 144A	5.125%	7/01/22	B	1,940,000

2,000	HCA Inc.	5.875%	3/15/22	BBB–	2,140,000

1,425	HCA Inc.	5.875%	2/15/26	BB	1,506,938

2,250	HCA Inc.	5.250%	6/15/26	BBB–	2,385,000

2,365	HealthSouth Corporation	5.750%	11/01/24	B+	2,421,169

1,750	Molina Healthcare Inc., 144A	4.875%	6/15/25	BB	1,745,625

1,000	Polaris Intermediate Corp., 144A	8.500%	12/01/22	B–	1,037,500

2,700	Wellcare Health Plans Inc.	5.250%	4/01/25	BB	2,848,500
17,290	Total Health Care Providers & Services				17,874,232

	Hotels, Restaurants & Leisure – 8.0%

3,750	1011778 BC ULC/New Red Finance Inc., 144A	4.250%	5/15/24	Ba3	3,740,625

1,865	Boyd Gaming Corporation	6.375%	4/01/26	B+	2,009,538

2,600	Eldorado Resorts, Inc.	6.000%	4/01/25	B	2,717,000

940	Hilton Domestic Operating Company Inc.	4.250%	9/01/24	BB+	949,400

3,550	Interval Acquisition Corporation	5.625%	4/15/23	BB–	3,674,250

4,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A	6.750%	11/15/21	B+	4,210,000

3,100	KFC Holding Co/ Pizza Hut Holdings LLC/ Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	3,196,875

875	KFC Holding Co/ Pizza Hut Holdings LLC/ Taco Bell of America LLC, 144A	4.750%	6/01/27	BB	894,687

3,775	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc.	5.625%	5/01/24	BB–	4,020,375

2,000	MGM Resorts International Inc.	6.750%	10/01/20	BB	2,160,000

2,400	Penn National Gaming Inc., 144A	5.625%	1/15/27	B+	2,490,000

17,000	Scientific Games International Inc.	6.625%	5/15/21	CCC+	17,552,500

2,450	Silversea Cruise Finance Limited, 144A	7.250%	2/01/25	BB–	2,639,875

1,700	Station Casinos LLC, 144A	5.000%	10/01/25	B–	1,708,500

2,750	SugarHouse HSP Gaming Property Finance, 144A	5.875%	5/15/25	B–	2,612,500
52,755	Total Hotels, Restaurants & Leisure				54,576,125

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 1.1%

$1,000	Beazer Homes USA, Inc.	8.750%	3/15/22	B3	$1,102,400

1,950	KB Home	7.000%	12/15/21	BB–	2,164,500

4,000	Tri Pointe Holdings Inc.	4.375%	6/15/19	BB–	4,080,000
6,950	Total Household Durables				7,346,900

	Independent Power & Renewable Electricity Producers – 0.4%

2,500	Pattern Energy Group Inc., 144A	5.875%	2/01/24	BB–	2,625,000

	Insurance – 0.8%

1,820	Acrisure LLC / Acrisure Finance Inc., 144A	7.000%	11/15/25	CCC+	1,754,043

1,700	AssuredPartners, Inc., 144A	7.000%	8/15/25	CCC+	1,691,500

2,000	Fidelity & Guaranty Life Holdings Inc., 144A	6.375%	4/01/21	BB+	2,045,000
5,520	Total Insurance				5,490,543

	Internet & Direct Marketing Retail – 0.3%

2,350	Netflix Incorporated, 144A	4.875%	4/15/28	B+	2,303,000

	Internet Software & Services – 0.5%

1,700	j2 Cloud LLC/Global Inc., 144A	6.000%	7/15/25	BB	1,789,250

1,500	Match Group Inc., 144A	5.000%	12/15/27	BB–	1,522,500
3,200	Total Internet Software & Services				3,311,750

	IT Services – 1.2%

2,750	Booz Allen Hamilton Inc., 144A	5.125%	5/01/25	B+	2,756,875

4,000	CDW LLC Finance	5.500%	12/01/24	BB–	4,350,000

1,400	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	1,428,000
8,150	Total IT Services				8,534,875

	Leisure Products – 0.1%

500	Party City Holdco Inc., 144A	6.125%	8/15/23	B2	516,250

	Machinery – 0.5%

1,800	Navistar International Corporation, 144A	6.625%	11/01/25	B–	1,878,084

1,450	Terex Corporation, 144A	5.625%	2/01/25	BB	1,515,250
3,250	Total Machinery				3,393,334

	Marine – 0.4%

3,020	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	3,004,900

	Media – 9.3%

3,790	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB	3,884,750

625	Cable One Inc., 144A	5.750%	6/15/22	BB	645,312

2,375	CCO Holdings LLC Finance Corporation, 144A	5.125%	5/01/23	BB+	2,422,500

2,000	CCO Holdings LLC Finance Corporation, 144A	5.375%	5/01/25	BB+	2,060,640

570	CCO Holdings LLC Finance Corporation, 144A	5.750%	2/15/26	BB+	592,087

1,500	CCO Holdings LLC Finance Corporation, 144A	5.500%	5/01/26	BB+	1,537,500

NUVEEN	5

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B	$4,000,000

725	Charter Communications, CCO Holdings LLC, 144A	4.000%	3/01/23	BB+	717,750

30,702	Clear Channel Communications Inc., Term Loan B, (3), (4)	12.000%	8/01/21	N/R	—

500	Clear Channel Worldwide	7.625%	3/15/20	B–	489,375

2,000	CSC Holdings Inc., 144A	5.500%	4/15/27	Ba1	2,040,000

2,500	Dish DBS Corporation	5.875%	7/15/22	Ba3	2,512,500

1,500	Dish DBS Corporation	5.000%	3/15/23	Ba3	1,425,000

1,925	Dish DBS Corporation	7.750%	7/01/26	Ba3	2,023,656

1,750	E.W. Scripps Company, 144A	5.125%	5/15/25	BB–	1,741,250

1,890	Gray Television Inc., 144A	5.125%	10/15/24	B+	1,885,275

3,480	Hughes Satellite Systems Corporation	5.250%	8/01/26	BBB–	3,549,600

31,320	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%)	14.000%	2/01/21	Ca	2,427,261

8,000	iHeartCommunications, Inc., 144A	11.250%	3/01/21	Caa1	5,520,000

1,000	iHeartCommunications, Inc.	11.250%	3/01/21	Caa1	712,500

3,500	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	2,502,500

2,125	LIN Television Corporation	5.875%	11/15/22	B+	2,210,000

3,000	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	3,378,750

1,890	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	1,951,425

2,500	Post Holdings Inc., 144A	5.500%	3/01/25	B	2,587,500

2,000	Quebecor Media Inc.	5.750%	1/15/23	B+	2,120,000

2,000	Sirius XM Radio Inc., 144A	4.625%	5/15/23	BB	2,042,500

1,800	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	1,874,250

1,600	Videotron Limited, 144A	5.125%	4/15/27	BB	1,672,000

750	Virgin Media Finance PLC, 144A	6.000%	10/15/24	B	769,687

2,300	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB+	2,323,000
125,617	Total Media				63,618,568

	Metals & Mining – 0.4%

1,250	Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B+	1,325,000

820	Northwest Acquisition/Dominion Finco Inc. , 144A	7.125%	11/01/22	BB	846,650

850	Steel Dynamics, Inc., 144A	4.125%	9/15/25	BB+	856,375
2,920	Total Metals & Mining				3,028,025

	Mortgage Real Estate Investment Trusts – 0.3%

1,875	Starwood Property Trust	5.000%	12/15/21	BB–	1,945,313

	Oil, Gas & Consumable Fuels – 12.0%

2,650	Alta Mesa Holdings Finance	7.875%	12/15/24	B–	2,905,063

5,295	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	4,368,375

1,890	Callon Petroleum Company	6.125%	10/01/24	B+	1,946,700

1,000	Cheniere Corpus Christi Holdings, LLC	5.125%	6/30/27	BB–	1,034,400

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,700	Cheniere Energy Partners LP, 144A	5.250%	10/01/25	BB	$2,747,250

2,083	Cobalt International Energy, Inc.	10.750%	12/01/21	N/R	2,260,055

4,225	Cobalt International Energy, Inc.	7.750%	12/01/23	N/R	3,939,812

4,150	Comstock Resources Inc.	10.000%	3/15/20	B3	4,279,688

4,346	Denbury Resources Inc., 144A	9.250%	3/31/22	N/R	4,400,325

3,760	Diamondback Energy Inc.	4.750%	11/01/24	BB	3,774,100

3,000	Everest Acquisition LLC Finance	9.375%	5/01/20	Caa3	2,535,000

3,813	FTS International Inc., 144A, (3-Month LIBOR reference rate + 7.500% spread), (5)	8.820%	6/15/20	B+	3,889,260

2,000	FTS International Inc.	6.250%	5/01/22	CCC+	1,935,000

3,710	Holly Energy Partners LP, 144A	6.000%	8/01/24	BB	3,867,675

3,400	MEG Energy Corporation, 144A	6.500%	1/15/25	BB+	3,357,500

2,350	Murphy Oil Corporation	6.875%	8/15/24	BBB–	2,508,625

1,750	Murphy Oil Corporation	5.750%	8/15/25	BBB–	1,789,375

1,000	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	B+	1,017,500

1,890	Oasis Petroleum Inc.	6.500%	11/01/21	BB–	1,930,163

1,500	Parsley Energy LLC Finance Corporation, 144A	6.250%	6/01/24	BB–	1,578,750

750	Parsley Energy LLC Finance Corporation, 144A	5.250%	8/15/25	BB–	751,875

1,890	PDC Energy, Inc.	6.125%	9/15/24	BB–	1,956,150

4,000	Peabody Securities Finance Corporation, 144A	6.000%	3/31/22	Ba3	4,150,000

1,000	PetroBakken Energy Limited, 144A, (4)	8.625%	2/01/20	N/R	77,500

1,820	QEP Resources Inc.	5.625%	3/01/26	BB+	1,845,025

700	Rex Energy Corporation	8.000%	10/01/20	N/R	255,500

8,000	Sanchez Energy Corporation	6.125%	1/15/23	B–	6,780,000

1,320	Seven Generations Energy Limited, 144A	5.375%	9/30/25	Ba3	1,333,200

950	SM Energy Company	6.750%	9/15/26	B+	978,500

2,700	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A	5.500%	1/15/28	BB+	2,732,940

3,160	Whiting Petroleum Corporation	5.000%	3/15/19	BB–	3,240,580

2,000	Whiting Petroleum Corporation	5.750%	3/15/21	BB–	2,052,500
84,802	Total Oil, Gas & Consumable Fuels				82,218,386

	Paper & Forest Products – 0.1%

950	Louisiana Pacific Corporation	4.875%	9/15/24	BB+	980,875

	Pharmaceuticals – 0.3%

1,875	Catalent Pharma Solutions Inc., 144A	4.875%	1/15/26	B+	1,882,031

	Professional Services – 1.1%

2,250	IHS Markit Limited, 144A	5.000%	11/01/22	BBB	2,439,450

4,975	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	5,118,031
7,225	Total Professional Services				7,557,481

NUVEEN	7

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Management & Development – 0.4%

$2,700	Howard Hughes Corporation, 144A	5.375%	3/15/25	Ba3	$2,767,500

	Semiconductors & Semiconductor Equipment – 1.8%

2,756	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	3,024,710

6,575	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	6,813,344

1,820	Entegris Inc., 144A	4.625%	2/10/26	BB–	1,847,300

825	Versum Materials, Inc., 144A	5.500%	9/30/24	BB	882,750
11,976	Total Semiconductors & Semiconductor Equipment				12,568,104

	Software – 5.4%

2,000	Blackboard Inc., 144A	9.750%	10/15/21	Caa1	1,822,500

18,720	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	18,837,000

2,442	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	2,446,884

6,550	Infor Software Parent LLC and Infor Software Parent Inc., 144A, (cash 7.125%, PIK 7.875%)	7.125%	5/01/21	CCC	6,697,375

900	Nuance Communications Inc.	5.625%	12/15/26	BB–	937,125

2,700	Olympus Merger Sub, Inc., 144A	8.500%	10/15/25	B3	2,666,250

1,700	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	1,793,500

1,600	Symantec Corporation, 144A	5.000%	4/15/25	Baa3	1,664,000
36,612	Total Software				36,864,634

	Specialty Retail – 0.4%

1,000	Claires Stores, Inc., 144A	9.000%	3/15/19	Caa3	652,500

1,700	Litia Motors Inc., 144A	5.250%	8/01/25	BB	1,772,250
2,700	Total Specialty Retail				2,424,750

	Technology Hardware, Storage & Peripherals – 1.2%

3,200	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.450%	6/15/23	BBB–	3,457,558

4,100	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	4,422,875
7,300	Total Technology Hardware, Storage & Peripherals				7,880,433

	Trading Companies & Distributors –0.7%

1,700	Ashtead Capital Inc., 144A	4.125%	8/15/25	BBB–	1,717,000

1,425	BMC East LLC, 144A	5.500%	10/01/24	BB–	1,474,875

700	H&E Equipment Limited, 144A	5.625%	9/01/25	BB–	731,500

860	HD Supply Inc., 144A	5.750%	4/15/24	B+	913,750
4,685	Total Trading Companies & Distributors				4,837,125

	Transportation Infrastructure – 1.3%

8,950	CEVA Group PLC, 144A	7.000%	3/01/21	B–	8,681,500

	Wireless Telecommunication Services – 2.8%

2,000	Altice Financing SA, 144A	6.625%	2/15/23	BB–	2,094,200

5,600	Sprint Communications Inc.	7.000%	8/15/20	B+	5,936,000

5,550	Sprint Corporation	7.875%	9/15/23	B+	5,910,750

8	NUVEEN

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$2,259	Syniverse Foreign Holdings Corporation, 144A			9.125%	1/15/22	B	$2,292,885

200	Syniverse Holdings Inc.			9.125%	1/15/19	CCC+	199,750

2,200	UPCB Finance Limited, 144A			5.375%	1/15/25	BB	2,215,180

850	ViaSat Inc., 144A			5.625%	9/15/25	BB–	856,375
18,659	Total Wireless Telecommunication Services						19,505,140
$642,728	Total Corporate Bonds (cost $585,990,670)						560,889,027

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 14.0% (6)

	Aerospace & Defense – 1.0%

$5,529	Sequa Corporation, Term Loan, First Lien	6.549%	3-Month LIBOR	5.500%	11/28/21	B	$5,572,878

1,225	Sequa Corporation, Term Loan, Second Lien	10.375%	3-Month LIBOR	9.000%	4/26/22	CCC	1,241,360
6,754	Total Aerospace & Defense						6,814,238

	Automobiles – 0.6%

4,238	Formula One Group, Term Loan B	4.569%	1-Month LIBOR	3.000%	2/01/24	B+	4,267,414

	Commercial Services & Supplies – 1.2%

708	Education Management LLC, Tranche A, Term Loan, (4)	5.849%	3-Month LIBOR	4.500%	7/02/20	N/R	208,941

1,595	Education Management LLC, Tranche B, Term Loan, (cash 7.849%, PIK 1.000%), (4)	8.849%	3-Month LIBOR	7.500%	7/02/20	N/R	32,899

3,580	iQor US, Inc., Term Loan, First Lien	6.335%	3-Month LIBOR	5.000%	4/01/21	B	3,566,632

4,704	Skillsoft Corporation, Initial Term Loan, First Lien	6.319%	1-Month LIBOR	4.750%	4/28/21	B–	4,541,439
10,587	Total Commercial Services & Supplies						8,349,911

	Diversified Consumer Services – 1.0%

2,758	Cengage Learning Acquisitions, Inc., Term Loan B	5.710%	1-Month LIBOR	4.250%	6/07/23	B+	2,640,603

3,970	Laureate Education, Inc., New Term Loan	6.069%	1-Month LIBOR	4.500%	4/26/24	B	4,010,534
6,728	Total Diversified Consumer Services						6,651,137

	Diversified Financial Services – 1.2%

4,282	Freedom Mortgage Corporation, Initial Term Loan	6.956%	3-Month LIBOR	5.500%	2/23/22	B+	4,348,446

1,970	OM Group, Inc., Term Loan B	5.943%	3-Month LIBOR	4.250%	2/21/24	B	1,988,592

1,650	Veritas US, Inc., Term Loan B1	6.193%	3-Month LIBOR	4.500%	1/27/23	B+	1,656,274
7,902	Total Diversified Financial Services						7,993,312

	Diversified Telecommunication Services – 0.6%

3,970	Greeneden U.S. Holdings II LLC, Term Loan B	5.443%	3-Month LIBOR	3.750%	12/01/23	B	3,997,052

	Energy Equipment & Services – 0.0%

14	Drill Rigs Holdings, Inc., Restructure Term Loan	0.000%	N/A	N/A	9/20/24	Caa1	14,022

	Food & Staples Retailing – 0.0%

108	Supervalu, Inc., Delayed Draw, Term Loan B	5.069%	1-Month LIBOR	3.500%	6/02/24	BB	105,545

NUVEEN	9

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Food & Staples Retailing (continued)

$179	Supervalu, Inc., Term Loan B	5.069%	1-Month LIBOR	3.500%	6/08/24	BB	$175,908
287	Total Food & Staples Retailing						281,453

	Health Care Equipment & Supplies – 0.5%

2,148	Onex Carestream Finance LP, Term Loan, First Lien	5.693%	3-Month LIBOR	4.000%	6/07/19	B1	2,154,685

1,506	Onex Carestream Finance LP, Term Loan, Second Lien	10.193%	3-Month LIBOR	8.500%	12/07/19	B–	1,487,215
3,654	Total Health Care Equipment & Supplies						3,641,900

	Insurance – 0.3%

1,985	Acrisure LLC, Term Loan B	5.647%	2-Month LIBOR	4.250%	11/22/23	B2	2,007,605

	Internet Software & Services – 0.6%

3,990	Ancestry.com, Inc., Term Loan, First Lien	4.660%	1-Month LIBOR	3.250%	10/19/23	B	4,014,217

	Media – 1.1%

2,978	Affinion Group Holdings, Inc., Term Loan, First Lien	9.160%	3-Month LIBOR	7.750%	5/10/22	B2	3,069,058

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	8.319%	1-Month LIBOR	6.750%	4/11/22	Caa1	431,765

2,494	Cumulus Media, Inc., Term Loan B, (4)	4.820%	1-Month LIBOR	3.250%	12/23/20	D	2,149,477

1,984	Getty Images, Inc., Term Loan B, First Lien	5.175%	3-Month LIBOR	3.500%	10/18/19	B3	1,813,900
8,456	Total Media						7,464,200

	Oil, Gas & Consumable Fuels – 1.3%

37	Energy and Exploration Partners, Term Loan, Second Lien, (cash 5.000%, PIK 5.000%)	5.000%	N/A	N/A	5/13/22	N/R	553

1,263	Fieldwood Energy LLC, Term Loan, First Lien	8.693%	3-Month LIBOR	7.000%	8/31/20	B3	1,150,510

1,015	Fieldwood Energy LLC, Term Loan, Second Lien, (4)	8.818%	3-Month LIBOR	7.125%	9/30/20	Ca	354,457

4,323	Fieldwood Energy LLC, Term Loan, Second Lien, (4)	8.818%	3-Month LIBOR	7.125%	9/30/20	Caa3	3,033,374

2,465	Harvey Gulf International Marine, Inc., Term Loan B, (4)	0.000%	N/A	N/A	6/18/20	CCC–	992,092

3,905	Seadrill Partners LLC, Initial Term Loan	4.693%	3-Month LIBOR	3.000%	2/21/21	CCC+	3,162,767
13,008	Total Oil, Gas & Consumable Fuels						8,693,753

	Software – 3.0%

2,815	Blackboard, Inc., Term Loan B4	6.354%	3-Month LIBOR	5.000%	6/30/21	B1	2,793,480

3,483	Compuware Corporation, Term Loan B2, First Lien	5.630%	3-Month LIBOR	4.250%	12/15/21	B	3,510,325

3,765	Ellucian, Term Loan B, First Lien	4.943%	3-Month LIBOR	3.250%	9/30/22	B	3,773,648

2,977	Kronos Incorporated, Term Loan, First Lien	4.903%	3-Month LIBOR	3.500%	11/01/23	B	3,000,769

7,092	Tibco Software, Inc., Term Loan, First Lien	5.070%	1-Month LIBOR	3.500%	12/04/20	B1	7,121,976
20,132	Total Software						20,200,198

	Technology Hardware, Storage & Peripherals – 0.4%

2,977	Conduent, Inc., Term Loan B	4.569%	1-Month LIBOR	3.000%	12/07/23	BB+	3,004,434

	Transportation Infrastructure – 0.3%

119	Ceva Group PLC, Canadian Term Loan	6.878%	3-Month LIBOR	5.500%	3/19/21	B–	113,287

691	Ceva Group PLC, Dutch B.V., Term Loan	6.878%	3-Month LIBOR	5.500%	3/19/21	B–	657,062

681	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	N/A	N/A	3/19/21	B–	647,351

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Transportation Infrastructure (continued)

$953	Ceva Group PLC, US Term Loan	6.878%	3-Month LIBOR	5.500%	3/19/21	B–	$906,292
2,444	Total Transportation Infrastructure						2,323,992

	Wireless Telecommunication Services – 0.9%

782	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.350%	1-Month LIBOR	3.000%	4/23/19	B	770,351

5,184	Syniverse Technologies, Inc., Tranche B, Term Loan	4.675%	1-Month LIBOR	3.000%	4/23/19	B	5,107,201
5,966	Total Wireless Telecommunication Services						5,877,552
$103,092	Total Variable Rate Senior Loan Interests (cost $101,453,076)						95,596,390

Shares	Description (1)						Value

	COMMON STOCKS – 1.4%

	Communications Equipment – 0.7%

261,561	Avaya Holdings Corporation, (8)						$4,590,395

	Diversified Consumer Services – 0.2%

180,828	Cengage Learning Holdings II LP, (8)						1,311,003

10,050,485	Education Management Corporation, (8)						60,303
	Total Diversified Consumer Services						1,371,306

	Energy Equipment & Services – 0.0%

2,418	Ocean Rig UDW Inc., (8)						64,802

	Media – 0.0%

9,292	Tribune Media Company						465

	Oil, Gas & Consumable Fuels – 0.3%

5,500	Comstock Resources Inc.						46,530
53,128	Linn Energy Incorporated, (8)						2,138,402
	Total Oil, Gas & Consumable Fuels						2,184,932

	Specialty Retail – 0.2%

11,975	Gymboree Corporation, (3), (8)						252,919
32,604	Gymboree Corporation, (8)						847,704
	Total Specialty Retail						1,100,623
	Total Common Stocks (cost $18,232,676)						9,312,523

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.1%

	Oil, Gas & Consumable Fuels – 0.1%

$989	Denbury Resources Inc., 144A			3.500%	3/31/24	N/R	$1,019,288
	Total Convertible Bonds (cost $859,430)						1,019,288

NUVEEN	11

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Shares	Description (1)			Value

	COMMON STOCK RIGHTS – 0.0%

	Information Technology – 0.0%

45,064	Avaya Holdings Corp, (3)			$10,196
	Total Common Stock Rights (cost $4,643,893)			10,196

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

11,184	Education Management Corporation, (3)	7.500%	N/R	$1
	Total $25 Par (or similar) Retail Preferred (cost $26,272)			1
	Total Long-Term Investments (cost $711,206,017)			666,827,425

Shares	Description (1)			Value

	SHORT-TERM INVESTMENTS – 0.8%

	INVESTMENT COMPANIES – 0.8%

5,653,413	BlackRock Liquidity Funds T-Fund Portfolio, (9)			$5,653,413
	Total Short-Term Investments (cost $5,653,413)			5,653,413
	Total Investments (cost $716,859,430) – 98.1%			672,480,838
	Other Assets Less Liabilities – 1.9% (10)			12,869,764
	Net Assets – 100%			$685,350,602

Investment in Derivatives

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (11)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
CenturyLink, Inc.	Buy	$2,650,000	1.000%	Quarterly	12/20/22	$398,489	$361,010	$37,479	$(1,283)
HCA Inc.	Buy	4,000,000	5.000	Quarterly	12/20/22	(634,048)	(639,515)	5,467	(2,791)
Uniti Group Inc.	Buy	2,000,000	5.000	Quarterly	12/20/22	112,362	94,381	17,981	(314)
Total		$8,650,000				$(123,197)	$(184,124)	$60,927	$(4,388)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

12	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Corporate Bonds	$—	$560,889,027	$—	*	$560,889,027
Variable Rate Senior Loan Interests	—	95,596,390	—		95,596,390
Common Stocks	9,059,604	—	252,919		9,312,523
Convertible Bonds	—	1,019,288	—		1,019,288
Common Stocks Rights	—	—	10,196		10,196
$25 Par (or similar) Retail Preferred	—	—	1		1
Short-Term Investments:
Investment Companies	5,653,413	—	—		5,653,413
Investment in Derivatives:
Credit Default Swaps**	—	60,927	—		60,927
Total	$14,713,017	$657,565,632	$263,116		$672,541,765

*	Value equals zero as of the end of the reporting period.

**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$720,976,439
Gross unrealized:
Appreciation	19,556,738
Depreciation	(68,052,339)
Net unrealized appreciation (depreciation) of investments	$(48,495,601)

Tax cost of swaps	$(112,313)
Net unrealized appreciation (depreciation) of swaps	—

NUVEEN	13

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(6)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(11)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

14	NUVEEN

Nuveen Symphony Floating Rate Income Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 97.0%

	VARIABLE RATE SENIOR LOAN INTERESTS – 79.4% (2)

	Aerospace & Defense – 1.9%

$3,218	Leidos Holdings, Inc., Term Loan B	3.625%	1-Month LIBOR	2.000%	8/16/23	BBB–	$3,250,311

5,000	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	4.100%	3-Month LIBOR	2.750%	10/04/24	BB	5,031,250

14,364	Sequa Corporation, Term Loan, First Lien	6.549%	3-Month LIBOR	5.000%	11/28/21	B	14,478,677

4,282	Sequa Corporation, Term Loan, Second Lien	10.375%	3-Month LIBOR	9.000%	4/26/22	CCC	4,340,725

11,712	Transdigm, Inc., Term Loan F	4.362%	1-Month LIBOR	2.750%	6/07/23	Ba2	11,742,973
38,576	Total Aerospace & Defense						38,843,936

	Air Freight & Logistics – 0.4%

1,164	Americold Realty Operating Partnership, Term Loan B	5.319%	1-Month LIBOR	3.750%	12/01/22	BB	1,178,073

1,707	PAE Holding Corporation, Term Loan B	7.124%	2-Month LIBOR	5.500%	10/20/22	B+	1,720,210

4,266	XPO Logistics, Inc., Refinanced Term Loan	3.599%	3-Month LIBOR	2.250%	11/01/21	BB+	4,296,122
7,137	Total Air Freight & Logistics						7,194,405

	Airlines – 1.4%

9,177	American Airlines, Inc., Replacement Term Loan	3.552%	1-Month LIBOR	2.000%	6/27/20	BB+	9,193,197

2,474	American Airlines, Inc., Replacement Term Loan	3.432%	1-Month LIBOR	2.000%	10/10/21	BB+	2,480,243

2,965	American Airlines, Inc., Term Loan B	3.569%	1-Month LIBOR	2.000%	4/28/23	BB+	2,966,245

12,945	American Airlines, Inc., Term Loan B	3.477%	1-Month LIBOR	2.000%	12/14/23	BB+	12,944,584

1,488	United Air Lines, Inc., Term Loan B	3.380%	3-Month LIBOR	2.000%	4/01/24	Baa3	1,492,958
29,049	Total Airlines						29,077,227

	Auto Components – 0.1%

1,773	American Tire Distributors, Inc., Term Loan, First Lien	5.819%	1-Month LIBOR	4.250%	9/01/21	B3	1,788,685

1,247	DexKo Global, Inc., Term Loan, First Lien	5.693%	3-Month LIBOR	4.000%	7/24/24	B	1,260,129
3,020	Total Auto Components						3,048,814

	Automobiles – 1.0%

2,037	Chrysler Group LLC, Term Loan	3.510%	1-Month LIBOR	2.000%	12/31/18	BBB–	2,044,051

17,055	Formula One Group, Term Loan B	4.569%	1-Month LIBOR	3.000%	2/01/24	B+	17,172,374
19,092	Total Automobiles						19,216,425

	Building Products – 1.1%

21,612	Quikrete Holdings, Inc., Term Loan B	4.319%	1-Month LIBOR	2.750%	11/15/23	BB–	21,682,152

	Capital Markets – 0.5%

10,823	RPI Finance Trust, Term Loan B6	3.693%	3-Month LIBOR	2.000%	3/27/23	Baa2	10,882,915

	Chemicals – 1.4%

1,247	Ineos US Finance LLC, Term Loan	3.569%	1-Month LIBOR	2.000%	4/01/24	BBB–	1,249,841

5,339	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	5,425,432

NUVEEN	15

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Chemicals (continued)

$639	Platform Specialty Products Corporation, Tranche B6, Term Loan	4.569%	1-Month LIBOR	3.000%	6/07/23	BB–	$642,995

1,724	PQ Corporation, Term Loan B	4.630%	3-Month LIBOR	3.250%	11/04/22	BB–	1,740,734

605	Tronox Finance LLC, Blocked Dollar Term Loan	4.693%	3-Month LIBOR	3.000%	9/23/24	BB–	609,186

1,395	Tronox Finance LLC, Term Loan B	4.693%	3-Month LIBOR	3.000%	9/23/24	BB–	1,405,814

17,287	Univar, Inc., Term Loan B	4.069%	1-Month LIBOR	2.500%	7/01/24	BB	17,367,631
28,236	Total Chemicals						28,441,633

	Commercial Services & Supplies – 1.9%

6,955	ADS Waste Holdings, Inc., Term Loan B	3.739%	1-Week LIBOR	2.250%	11/10/23	BB+	6,981,443

245	Education Management LLC, Tranche A, Term Loan, (5)	5.849%	3-Month LIBOR	4.500%	7/02/20	N/R	72,191

551	Education Management LLC, Tranche B, Term Loan, (cash 7.849%, PIK 1.000%), (5)	8.849%	3-Month LIBOR	7.500%	7/02/20	N/R	11,367

7,455	iQor US, Inc., Term Loan, First Lien	6.335%	3-Month LIBOR	5.000%	4/01/21	B	7,426,605

417	iQor US, Inc., Term Loan, Second Lien	10.085%	3-Month LIBOR	8.750%	4/01/22	CCC+	404,687

1,742	KAR Auction Services, Inc., Term Loan B5	4.250%	3-Month LIBOR	2.500%	3/09/23	Ba2	1,754,375

4,052	Monitronics International, Inc., Term Loan B2, First Lien	7.193%	3-Month LIBOR	5.500%	9/30/22	B2	4,025,108

5,715	Protection One, Inc., Term Loan	4.319%	1-Month LIBOR	2.750%	5/02/22	BB–	5,763,668

8,924	Skillsoft Corporation, Initial Term Loan, First Lien	6.319%	1-Month LIBOR	4.750%	4/28/21	B–	8,616,766

2,649	West Corporation, Term Loan B	5.350%	1-Month LIBOR	4.000%	10/10/24	BB+	2,659,569
38,705	Total Commercial Services & Supplies						37,715,779

	Communications Equipment – 1.2%

14,600	Avaya Inc., Term Loan, First Lien	6.227%	1-Month LIBOR	4.750%	11/09/24	B+	14,394,724

4,712	Colorado Buyer, Inc., Term Loan, First Lien	4.380%	3-Month LIBOR	3.000%	5/01/24	Ba3	4,747,449

2,573	Colorado Buyer, Inc., Term Loan, Second Lien	8.630%	3-Month LIBOR	7.250%	5/01/25	B3	2,609,902

1,689	CommScope, Inc., Term Loan B	3.383%	1-Month LIBOR	2.000%	12/29/22	Baa3	1,699,796
23,574	Total Communications Equipment						23,451,871

	Construction & Engineering – 0.3%

2,486	Pike Corp., Term Loan B	5.070%	1-Month LIBOR	3.500%	9/20/24	B	2,525,626

3,483	Traverse Midstream Partners, Term Loan B	5.850%	6-Month LIBOR	4.000%	9/21/24	B+	3,533,662
5,969	Total Construction & Engineering						6,059,288

	Consumer Finance – 2.5%

2,357	First Data Corporation, Term Loan A	3.302%	1-Month LIBOR	1.750%	6/02/20	BB+	2,359,754

15,861	First Data Corporation, Term Loan, First Lien	3.802%	1-Month LIBOR	2.250%	7/10/22	BB+	15,889,966

33,002	First Data Corporation, Term Loan, First Lien	3.802%	1-Month LIBOR	2.250%	4/26/24	BB+	33,051,894
51,220	Total Consumer Finance						51,301,614

	Containers & Packaging – 1.7%

1,675	Berry Global, Inc., Term Loan M	3.765%	1-Month LIBOR	2.250%	10/01/22	BBB–	1,683,913

3,224	Berry Global, Inc., Term Loan N	3.682%	1-Month LIBOR	2.250%	1/19/24	BBB–	3,241,374

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Containers & Packaging (continued)

$29,196	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.319%	1-Month LIBOR	2.750%	2/05/23	B+	$29,366,685
34,095	Total Containers & Packaging						34,291,972

	Distributors – 0.3%

6,219	Atotech, Initial Term Loan B1	4.693%	3-Month LIBOR	3.000%	1/31/24	B+	6,268,002

	Diversified Consumer Services – 1.6%

15,384	Cengage Learning Acquisitions, Inc., Term Loan B	5.710%	1-Month LIBOR	4.250%	6/07/23	B+	14,728,115

6,477	Hilton Hotels Corporation, Term Loan B2	3.552%	1-Month LIBOR	2.000%	10/25/23	BBB–	6,516,088

4,457	Houghton Mifflin, Term Loan B, First Lien	4.569%	1-Month LIBOR	3.000%	5/28/21	B+	4,151,029

5,898	Laureate Education, Inc., New Term Loan	6.069%	1-Month LIBOR	4.500%	4/26/24	B	5,957,734
32,216	Total Diversified Consumer Services						31,352,966

	Diversified Financial Services – 1.2%

796	Altisource Solutions S.A R.L., Term Loan B	5.069%	1-Month LIBOR	3.500%	12/09/20	B+	782,821

6,357	Fly Funding II S.a r.l., Term Loan B	3.400%	3-Month LIBOR	2.000%	2/09/23	BB+	6,371,255

2,453	Freedom Mortgage Corporation, Initial Term Loan	6.956%	3-Month LIBOR	5.500%	2/23/22	B+	2,491,297

2,659	Ocwen Financial Corporation, Term Loan B, First Lien	6.460%	1-Month LIBOR	5.000%	12/05/20	B+	2,672,367

1,715	OM Group, Inc., Term Loan B	5.943%	3-Month LIBOR	4.250%	2/21/24	B	1,730,673

9,770	Veritas US, Inc., Term Loan B1	6.193%	3-Month LIBOR	4.500%	1/27/23	B+	9,805,767
23,750	Total Diversified Financial Services						23,854,180

	Diversified Telecommunication Services – 4.8%

25,408	CenturyLink, Inc., Term Loan B	4.319%	1-Month LIBOR	2.750%	1/31/25	BBB–	24,550,638

1,484	DTI Holdings, Inc., Term Loan B, First Lien	6.630%	3-Month LIBOR	5.250%	10/02/23	B	1,481,876

6,559	Frontier Communications Corporation, Term Loan B	5.320%	1-Month LIBOR	3.750%	1/14/20	BB+	6,312,920

7,726	Greeneden U.S. Holdings II LLC, Term Loan B	5.443%	3-Month LIBOR	3.750%	12/01/23	B	7,778,786

21,607	Intelsat Jackson Holdings, S.A., Term Loan B	5.212%	3-Month LIBOR	3.750%	11/30/23	B1	21,201,638

3,312	Intelsat Jackson Holdings, S.A., Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	B	3,360,061

5,299	Intelsat Jackson Holdings, S.A., Term Loan B5, (WI/DD)	TBD	TBD	TBD	TBD	B	5,363,963

8,473	Level 3 Financing, Inc., Tranche B, Term Loan	3.696%	3-Month LIBOR	2.250%	2/22/24	BBB–	8,484,883

990	Lumos Networks, Delayed Draw Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	991,231

1,010	Lumos Networks, Term Loan B	4.819%	1-Month LIBOR	3.250%	11/15/24	B	1,016,419

2,355	Presidio, Inc., Term Loan B	3.750%	N/A	N/A	2/02/24	B+	2,367,189

668	WideOpenWest Finance LLC, Term Loan B	4.751%	1-Month LIBOR	3.250%	8/18/23	B	663,162

2,662	Windstream Corporation, Term Loan B6	5.500%	1-Month LIBOR	4.000%	3/29/21	BB	2,508,140

10,523	Ziggo B.V., Term Loan E	3.977%	1-Month LIBOR	2.500%	4/15/25	BB+	10,452,478
98,076	Total Diversified Telecommunication Services						96,533,384

	Electric Utilities – 1.0%

1,366	EFS Cogen Holdings LLC, Term Loan B	4.950%	3-Month LIBOR	3.250%	6/28/23	BB	1,380,636

4,684	Energy Future Intermediate Holding Company, DIP Term Loan	4.567%	1-Month LIBOR	3.000%	6/30/18	Ba3	4,699,406

1,618	Helix Generation, Term Loan B	5.443%	3-Month LIBOR	3.750%	6/03/24	BB	1,625,519

NUVEEN	17

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Electric Utilities (continued)

$7,416	Vistra Operations Co., Term Loan B	4.021%	2-Month LIBOR	2.500%	8/04/23	BB+	$7,464,363

3,713	Vistra Operations Co., Term Loan B2	4.203%	1-Month LIBOR	2.750%	12/14/23	BB+	3,743,951

1,314	Vistra Operations Co., Term Loan C	3.834%	1-Month LIBOR	2.500%	8/04/23	BB+	1,322,765
20,111	Total Electric Utilities						20,236,640

	Electrical Equipment – 0.2%

1,542	MTS Systems, Term Loan B	4.690%	1-Month LIBOR	3.250%	7/01/23	BB–	1,557,546

1,651	TTM Technologies, Term Loan B	4.069%	1-Month LIBOR	2.500%	9/28/24	BBB–	1,654,144

1,818	Zebra Technologies Corporation, Term Loan B	3.371%	3-Month LIBOR	2.000%	10/24/21	BB	1,827,829
5,011	Total Electrical Equipment						5,039,519

	Energy Equipment & Services – 0.2%

4,400	Diversey, Inc., Term Loan B	4.423%	2-Month LIBOR	3.000%	9/06/24	B1	4,411,044

401	Drill Rigs Holdings, Inc., Restructure Term Loan	0.000%	N/A	N/A	9/20/24	Caa1	405,447

693	Dynamic Energy Services International LLC, Term Loan, (cash 13.383%, PIK 1.500%)	14.883%	3-Month LIBOR	13.500%	3/06/18	N/R	246,042
5,494	Total Energy Equipment & Services						5,062,533

	Equity Real Estate Investment Trusts – 1.9%

6,596	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.569%	1-Month LIBOR	3.000%	10/24/22	BB+	6,387,948

8,500	GLP Capital, Term Loan A1	2.960%	1-Month LIBOR	1.500%	4/28/21	BBB–	8,478,750

7,977	MGM Growth Properties, Term Loan B	3.819%	1-Month LIBOR	2.250%	4/25/23	BB+	8,018,716

1,389	Realogy Group LLC, Term Loan B	3.819%	1-Month LIBOR	2.250%	7/20/22	BB+	1,394,865

15,128	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1), (5)	5.319%	1-Month LIBOR	3.750%	12/18/20	Caa2	14,508,498
39,590	Total Equity Real Estate Investment Trusts						38,788,777

	Food & Staples Retailing – 2.6%

31,620	Albertson’s LLC, Term Loan B4	4.319%	1-Month LIBOR	2.750%	8/25/21	BB	31,039,603

2,487	Albertson’s LLC, Term Loan B5	4.675%	3-Month LIBOR	3.000%	12/21/22	BB	2,441,705

3,190	Albertson’s LLC, Term Loan B6	4.462%	3-Month LIBOR	3.000%	6/22/23	BB	3,129,401

816	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.953%	2-Month LIBOR	3.500%	2/03/24	B–	804,004

1,925	Del Monte Foods Company, Term Loan, First Lien	4.696%	N/A	N/A	2/18/21	CCC+	1,551,348

5,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	6.240%	1-Week LIBOR	4.750%	8/21/20	BB	5,529,810

5,350	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	5.365%	1-Week LIBOR	3.875%	6/21/21	BB	5,370,062

3,102	Save-A-Lot, Term Loan B	7.569%	1-Month LIBOR	6.000%	12/05/23	B2	2,495,328

202	Supervalu, Inc., Delayed Draw, Term Loan B	5.069%	1-Month LIBOR	3.500%	6/02/24	BB	197,526

336	Supervalu, Inc., Term Loan B	5.069%	1-Month LIBOR	3.500%	6/08/24	BB	329,209
54,528	Total Food & Staples Retailing						52,887,996

	Food Products – 2.5%

1,375	American Seafoods Group LLC, Term Loan B	4.690%	N/A	N/A	8/21/23	BB–	1,387,031

4,342	Chobani, Inc., Term Loan B	5.069%	1-Month LIBOR	3.500%	10/10/23	B1	4,384,068

3,405	Hearthside Group Holdings LLC, Term Loan B	4.569%	1-Month LIBOR	3.000%	6/02/21	B1	3,428,894

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Food Products (continued)

$5,045	Jacobs Douwe Egberts, Term Loan B	3.688%	3-Month LIBOR	2.250%	7/04/22	BB	$5,075,869

5,079	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.000%	1-Week LIBOR	1.500%	3/03/21	BBB-	5,075,969

2,414	Pinnacle Foods Finance LLC, Term Loan B	3.372%	1-Month LIBOR	2.000%	2/02/24	BB+	2,432,891

28,724	US Foods, Inc., Term Loan B	4.069%	1-Month LIBOR	2.500%	6/27/23	BBB–	28,924,101
50,384	Total Food Products						50,708,823

	Health Care Equipment & Supplies – 0.7%

2,822	Acelity, Term Loan B	4.943%	3-Month LIBOR	3.250%	2/02/24	B1	2,813,465

2,294	Carestream Dental Equipment, Inc., Initial Term Loan, First Lien	4.943%	3-Month LIBOR	3.250%	9/01/24	B	2,294,250

1,306	ConvaTec, Inc., Term Loan B	3.943%	3-Month LIBOR	2.250%	10/25/23	BB	1,313,290

1,416	Greatbatch, New Term Loan B	4.660%	1-Month LIBOR	3.250%	10/27/22	B+	1,428,864

4,550	Onex Carestream Finance LP, Term Loan, First Lien	5.693%	3-Month LIBOR	4.000%	6/07/19	B1	4,564,100

1,700	Onex Carestream Finance LP, Term Loan, Second Lien	10.193%	3-Month LIBOR	8.500%	12/07/19	B–	1,678,346
14,088	Total Health Care Equipment & Supplies						14,092,315

	Health Care Providers & Services – 3.0%

2,377	Acadia Healthcare, Inc., Term Loan B1	4.319%	1-Month LIBOR	2.750%	2/11/22	Ba2	2,393,726

4,000	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	4,015,840

1,492	Air Medical Group Holdings, Inc., Term Loan, First Lien	5.675%	3-Month LIBOR	4.000%	4/28/22	B1	1,494,492

1,496	Albany Molecular Research, Inc., Initial Term Loan, First Lien	4.819%	1-Month LIBOR	3.250%	8/30/24	B	1,480,352

1,089	Community Health Systems, Inc., Term Loan G	4.229%	3-Month LIBOR	2.750%	12/31/19	Ba3	1,056,998

1,014	Community Health Systems, Inc., Term Loan H	4.479%	3-Month LIBOR	3.000%	1/27/21	Ba3	969,697

2,509	DJO Finance LLC, Term Loan B, First Lien	4.701%	1-Month LIBOR	3.250%	6/08/20	B+	2,480,143

4,266	Envision Healthcare Corporation, Term Loan B, First Lien	4.570%	1-Month LIBOR	3.000%	12/01/23	BB–	4,282,577

11,065	HCA, Inc., Term Loan A5	3.069%	1-Month LIBOR	1.500%	6/10/20	BBB–	11,083,793

4,713	HCA, Inc., Term Loan B9	3.569%	1-Month LIBOR	2.000%	3/18/23	BBB–	4,739,313

7,790	HCA, Inc., Tranche B8, Term Loan	3.819%	1-Month LIBOR	2.250%	2/15/24	BBB–	7,847,724

1,570	Healogics, Inc., Term Loan, First Lien	5.750%	3-Month LIBOR	4.250%	7/01/21	B–	1,379,737

1,500	Healogics, Inc., Term Loan, Second Lien	9.343%	3-Month LIBOR	8.000%	7/01/22	CCC	911,250

3,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	2-Month LIBOR	8.500%	7/31/24	CCC	3,033,750

3,293	Millennium Laboratories, Inc., Term Loan B, First Lien	8.069%	1-Month LIBOR	6.500%	12/21/20	CCC+	1,336,306

1,652	MultiPlan, Inc., Term Loan B	4.693%	3-Month LIBOR	3.000%	6/07/23	B+	1,657,569

5,000	PharMerica, Term Loan, First Lien	4.903%	2-Month LIBOR	3.500%	9/25/24	B1	5,032,500

445	Quorum Health Corp., Term Loan B	8.319%	1-Month LIBOR	6.750%	4/29/22	B2	450,387

4,086	Select Medical Corporation, Tranche B, Term Loan	4.851%	N/A	N/A	3/01/21	Ba2	4,132,039

1,288	Vizient, Inc., New Term Loan B	5.069%	1-Month LIBOR	3.500%	2/13/23	BB–	1,293,878
63,645	Total Health Care Providers & Services						61,072,071

	Health Care Technology – 0.6%

2,699	Catalent Pharma Solutions, Inc., Term Loan B	3.819%	1-Month LIBOR	2.250%	5/20/24	BB	2,713,067

6,923	Emdeon, Inc., Term Loan	4.319%	1-Month LIBOR	2.750%	3/01/24	Ba3	6,942,928

NUVEEN	19

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Technology (continued)

$2,475	Press Ganey Holdings, Inc., Replacement Term Loan, First Lien	4.569%	1-Month LIBOR	3.000%	10/23/23	B	$2,492,789
12,097	Total Health Care Technology						12,148,784

	Hotels, Restaurants & Leisure – 4.7%

1,410	Aramark Corporation, Term Loan B	3.569%	1-Month LIBOR	2.000%	3/28/24	BBB–	1,419,306

4,194	Boyd Gaming Corporation, Refinancing Term Loan B	3.975%	1-Week LIBOR	2.500%	9/15/23	BB+	4,221,934

45,487	Burger King Corporation, Term Loan B3	3.868%	1-Month LIBOR	2.250%	2/16/24	Ba3	45,523,651

9,493	Caesars Entertainment Operating Company, Inc., Term Loan B	4.069%	1-Month LIBOR	2.500%	10/07/24	BB	9,514,943

8,000	Caesars Resort Collection, Term Loan, First Lien	4.336%	1-Month LIBOR	2.750%	10/02/24	BB	8,045,720

3,501	CityCenter Holdings LLC, Term Loan B	4.069%	1-Month LIBOR	2.500%	4/18/24	BB–	3,520,428

2,531	Intrawest Resorts Holdings, Inc., Term Loan B1	4.819%	1-Month LIBOR	3.250%	7/31/24	B	2,554,328

4,613	Life Time Fitness, Inc., Term Loan B	4.228%	3-Month LIBOR	2.750%	6/10/22	BB–	4,635,450

13,932	Scientific Games Corporation, Term Loan B4	4.704%	1-Month LIBOR	3.250%	8/14/24	B+	14,061,564

1,497	Station Casino LLC, Term Loan B	4.060%	1-Month LIBOR	2.500%	6/08/23	BB–	1,501,950
94,658	Total Hotels, Restaurants & Leisure						94,999,274

	Household Products – 0.3%

5,530	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1)	5.069%	1-Month LIBOR	3.500%	11/16/20	B1	4,137,040

1,488	Spectrum Brands, Inc., Refinanced Term Loan	3.490%	2-Month LIBOR	2.000%	6/23/22	BBB–	1,497,153
7,018	Total Household Products						5,634,193

	Independent Power & Renewable Electricity Producers – 0.2%

643	Calpine Corporation, Term Loan B7	4.200%	1-Month LIBOR	2.500%	5/31/23	BB+	643,500

2,965	Calpine Corporation Term Loan B8	3.320%	3-Month LIBOR	1.750%	12/27/19	BB	2,967,850

836	Dynegy, Inc., Tranche Term Loan C2	4.251%	1-Month LIBOR	2.750%	2/07/24	Ba3	841,142
4,444	Total Independent Power & Renewable Electricity Producers						4,452,492

	Industrial Conglomerates – 0.4%

4,429	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.615%	3-Month LIBOR	4.250%	6/16/24	B	4,452,430

1,870	Robertshaw US Holding Corp., Term Loan, First Lien	6.125%	1-Month LIBOR	4.500%	8/02/24	B1	1,889,016

850	Robertshaw US Holding Corp., Term Loan, Second Lien	10.500%	1-Month LIBOR	9.000%	2/04/25	CCC+	848,580
7,149	Total Industrial Conglomerates						7,190,026

	Insurance – 1.0%

3,801	Acrisure LLC, Term Loan B	5.647%	2-Month LIBOR	4.250%	11/22/23	B2	3,844,615

2,701	Alliant Holdings I LLC, Term Loan B	4.802%	1-Month LIBOR	3.250%	8/14/22	B	2,717,304

10,380	Hub International Holdings, Inc., Initial Term Loan	4.413%	3-Month LIBOR	3.000%	10/02/20	B1	10,437,542

3,990	USI Holdings Corporation, Initial Term Loan	4.693%	3-Month LIBOR	3.000%	5/16/24	B	3,990,000
20,872	Total Insurance						20,989,461

	Internet Software & Services – 0.9%

5,120	Ancestry.com, Inc., Term Loan, First Lien	4.660%	1-Month LIBOR	3.250%	10/19/23	B	5,151,244

20	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Internet Software & Services (continued)

$2,247	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	4.385%	3-Month LIBOR	3.000%	11/03/23	BB+	$2,249,050

2,656	Sabre, Inc., Term Loan B	3.819%	1-Month LIBOR	2.250%	2/22/24	Ba2	2,673,530

2,997	SkillSoft Corporation, Term Loan, Second Lien	9.819%	1-Month LIBOR	8.250%	4/28/22	CCC	2,673,930

3,459	Thomson Reuters IP & S, Term Loan B	4.819%	1-Month LIBOR	3.250%	10/03/23	BB–	3,484,239

1,697	TierPoint LLC, Term Loan, First Lien	5.319%	1-Month LIBOR	3.750%	5/05/24	BB	1,688,389
18,176	Total Internet Software & Services						17,920,382

	IT Services – 1.9%

2,500	DigiCert, Term Loan, First Lien	6.130%	3-Month LIBOR	4.750%	10/31/24	BB+	2,535,150

1,667	Engility Corporation, Term Loan B2	4.827%	1-Month LIBOR	3.250%	8/11/23	BB–	1,685,741

4,948	Gartner, Inc., Term Loan A	3.569%	1-Month LIBOR	2.000%	3/21/22	BB+	4,973,135

5,456	Gartner, Inc., Term Loan B	3.569%	1-Month LIBOR	2.000%	4/05/24	BB+	5,483,544

2,768	Neustar, Inc., Term Loan 2	5.147%	3-Month LIBOR	3.750%	8/08/24	BB	2,798,857

1,106	Neustar, Inc., Term Loan B1	4.647%	3-Month LIBOR	3.250%	1/08/20	BB	1,124,623

2,250	Neustar, Inc., Term Loan, Second Lien	9.397%	3-Month LIBOR	8.000%	8/08/25	B–	2,279,531

2,387	Optiv Security, Inc., Term Loan, First Lien	4.625%	3-Month LIBOR	3.250%	2/01/24	B2	2,235,080

2,182	PEAK 10, Inc., Term Loan B	5.193%	3-Month LIBOR	3.500%	8/01/24	B	2,184,421

1,207	PEAK 10, Inc., Term Loan, Second Lien	8.627%	3-Month LIBOR	7.250%	8/01/25	CCC+	1,218,066

7,462	Tempo Acquisition LLC, Term Loan B	4.569%	1-Month LIBOR	3.000%	5/01/24	B1	7,446,157

2,343	Vantiv, Inc., Term Loan B	3.477%	1-Month LIBOR	2.000%	8/07/24	BBB–	2,358,015

657	Vantiv, Inc., Term Loan B1, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	661,409

1,823	WEX, Inc., Term Loan B	4.319%	1-Month LIBOR	2.750%	7/01/23	BB–	1,834,335
38,756	Total IT Services						38,818,064

	Leisure Products – 0.9%

2,930	24 Hour Fitness Worldwide, Inc., Term Loan B	5.443%	3-Month LIBOR	3.750%	5/28/21	Ba3	2,938,748

3,873	Academy, Ltd., Term Loan B	5.546%	1-Month LIBOR	4.000%	7/01/22	B3	3,067,288

2,250	Equinox Holdings, Inc., Initial Term Loan, Second Lien	8.569%	1-Month LIBOR	7.000%	9/06/24	CCC+	2,328,750

3,367	Equinox Holdings, Inc., Term Loan B1, (DD1)	4.569%	1-Month LIBOR	3.000%	3/08/24	B+	3,401,835

3,423	Four Seasons Holdings, Inc., Term Loan B	4.069%	1-Month LIBOR	2.500%	11/30/23	BB	3,447,656

2,902	Planet Fitness Holdings LLC, Term Loan B	4.593%	1-Month LIBOR	3.000%	3/31/21	BB–	2,926,892
18,745	Total Leisure Products						18,111,169

	Life Sciences Tools & Services – 0.5%

8,507	Inventiv Health, Inc., Term Loan B	3.819%	1-Month LIBOR	2.250%	8/01/24	Ba2	8,529,769

2,194	Parexel International Corp., Term Loan B, (DD1)	4.569%	1-Month LIBOR	2.750%	9/27/24	B1	2,206,844
10,701	Total Life Sciences Tools & Services						10,736,613

	Machinery – 2.8%

4,557	Columbus McKinnon Corporation, Term Loan, First Lien	4.693%	3-Month LIBOR	3.000%	1/31/24	Ba3	4,597,290

23,880	Gardner Denver, Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	7/30/24	B+	23,989,576

10,414	Gates Global LLC, Term Loan B	4.693%	3-Month LIBOR	3.000%	4/01/24	B+	10,486,519

NUVEEN	21

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Machinery (continued)

$3,000	Navistar, Inc., Tranche B, Term Loan	4.900%	1-Month LIBOR	3.500%	11/06/24	Ba3	$3,015,465

2,462	NN, Inc., Tranche Term Loan B, First Lien	5.319%	1-Month LIBOR	3.750%	10/19/22	B+	2,481,618

4,411	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	3.802%	1-Month LIBOR	2.250%	8/21/24	BB+	4,434,543

4,302	SIG Combibloc, Term Loan B, First Lien	4.569%	1-Month LIBOR	3.000%	3/11/22	B+	4,328,013

2,344	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.193%	3-Month LIBOR	4.500%	11/27/20	B3	2,196,210
55,370	Total Machinery						55,529,234

	Marine – 0.0%

1,621	American Commercial Lines LLC, Term Loan B, First Lien	10.319%	1-Month LIBOR	8.750%	11/12/20	B–	947,044

	Media – 6.1%

975	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.628%	3-Month LIBOR	3.250%	7/23/21	B1	952,878

3,972	Affinion Group Holdings, Inc., Term Loan, First Lien	9.160%	3-Month LIBOR	7.750%	5/10/22	B2	4,094,641

3,482	Cable One, Inc., Term Loan B	3.950%	3-Month LIBOR	2.250%	5/01/24	Ba2	3,499,912

2,887	Catalina Marketing Corporation, Term Loan, First Lien	5.069%	1-Month LIBOR	3.500%	4/09/21	B1	2,297,367

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	8.319%	1-Month LIBOR	6.750%	4/11/22	Caa1	431,765

5,140	CBS Radio, Inc., New Term Loan B	4.172%	3-Month LIBOR	2.750%	3/02/24	BB–	5,174,347

11,296	Cequel Communications LLC, Term Loan B	3.819%	1-Month LIBOR	2.250%	7/28/25	BB	11,270,375

6,819	Charter Communications Operating Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	6,830,835

4,950	Clear Channel Communications, Inc., Term Loan E	9.193%	3-Month LIBOR	7.500%	7/30/19	Caa1	3,724,875

32,749	Clear Channel Communications, Inc., Tranche D, Term Loan	8.443%	3-Month LIBOR	6.750%	1/30/19	Caa1	24,657,340

1,989	CSC Holdings LLC, Refinancing Term Loan	3.741%	1-Month LIBOR	2.250%	7/17/25	Ba1	1,983,930

9,948	Cumulus Media, Inc., Term Loan B, (5)	4.820%	1-Month LIBOR	3.250%	12/23/20	D	8,573,634

3,027	Emerald Expositions Holding, Inc., Term Loan B	4.425%	3-Month LIBOR	2.750%	5/22/24	BB	3,051,244

6,301	Getty Images, Inc., Term Loan B, First Lien	5.175%	3-Month LIBOR	3.500%	10/18/19	B3	5,759,814

1,382	Gray Television, Inc., Term Loan B2	3.611%	1-Month LIBOR	2.250%	2/07/24	BB	1,391,656

4,485	IMG Worldwide, Inc., Term Loan, First Lien	4.640%	3-Month LIBOR	3.250%	5/06/21	B+	4,512,796

2,686	Lions Gate Entertainment Corp., Term Loan B	3.819%	1-Month LIBOR	2.250%	12/08/23	Ba2	2,694,780

10,962	McGraw–Hill Education Holdings LLC, Term Loan B	5.569%	1-Month LIBOR	4.000%	5/02/22	BB+	10,957,433

1,736	Mediacom Broadband LLC, Term Loan K	3.740%	1-Month LIBOR	2.250%	2/19/24	BB+	1,745,403

1,414	Nexstar Broadcasting Group, Term Loan, (DD1)	3.861%	1-Month LIBOR	2.500%	1/17/24	BB+	1,419,295

11,218	Nexstar Broadcasting Group, Term Loan B, (DD1)	3.861%	1-Month LIBOR	2.500%	1/17/24	BB+	11,263,315

1,995	Red Ventures, Term Loan B	4.246%	1-Month LIBOR	4.000%	11/08/24	B+	1,996,247

4,737	Springer Science & Business Media, Inc., Term Loan B13, First Lien	4.979%	3-Month LIBOR	3.500%	8/15/22	B2	4,760,210
135,150	Total Media						123,044,092

	Metals & Mining – 0.1%

1,492	CanAm Construction, Inc., Term Loan B	7.069%	1-Month LIBOR	5.500%	7/01/24	B	1,507,425

22	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Multiline Retail – 0.7%

$2,038	Belk, Inc., Term Loan B, First Lien	6.099%	3-Month LIBOR	4.750%	12/12/22	B2	$1,678,855

11,200	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	BBB–	11,298,000

2,132	Hudson’s Bay Company, Term Loan B, First Lien	4.718%	3-Month LIBOR	3.250%	9/30/22	BB–	2,088,517
15,370	Total Multiline Retail						15,065,372

	Oil, Gas & Consumable Fuels – 2.8%

2,182	BCP Renaissance Parent, Term Loan B	5.380%	3-Month LIBOR	4.000%	10/31/24	BB–	2,210,727

9,000	California Resources Corporation, Term Loan	11.876%	1-Month LIBOR	10.375%	12/31/21	B	9,911,250

2,000	California Resources Corporation, Term Loan B	6.241%	1-Month LIBOR	4.750%	12/31/22	B	1,996,250

14,750	Chesapeake Energy Corporation, Term Loan	8.954%	3-Month LIBOR	7.500%	8/23/21	B+	15,741,937

714	Crestwood Holdings LLC, Term Loan B	9.436%	3-Month LIBOR	8.000%	6/19/19	B–	717,341

243	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	N/A	N/A	5/13/22	N/R	3,638

826	Fieldwood Energy LLC, Term Loan, First Lien	4.568%	3-Month LIBOR	2.875%	10/01/18	B3	799,813

8,920	Fieldwood Energy LLC, Term Loan, First Lien	8.693%	3-Month LIBOR	7.000%	8/31/20	B3	8,128,042

1,324	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	8.818%	3-Month LIBOR	7.125%	9/30/20	Ca	462,378

4,956	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	8.818%	3-Month LIBOR	7.125%	9/30/20	Caa3	3,477,772

7,952	Harvey Gulf International Marine, Inc., Term Loan B, (5)	0.000%	N/A	N/A	6/18/20	CCC–	3,200,656

8,074	Peabody Energy Corporation, Term Loan B	5.069%	1-Month LIBOR	3.500%	3/31/22	Ba3	8,194,822

2,998	Seadrill Partners LLC, Initial Term Loan	4.693%	3-Month LIBOR	3.000%	2/21/21	CCC+	2,427,986

62	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	61,114
64,001	Total Oil, Gas & Consumable Fuels						57,333,726

	Personal Products – 0.1%

2,819	Coty, Inc., Term Loan A	3.122%	1-Month LIBOR	1.750%	10/27/20	BB+	2,801,256

	Pharmaceuticals – 2.8%

6,148	Concordia Healthcare Corporation, Term Loan B, First Lien, (DD1)	5.819%	1-Month LIBOR	4.250%	10/21/21	Caa2	5,066,664

10,913	Grifols, Inc., Term Loan B	3.739%	1-Week LIBOR	2.250%	1/31/25	BB	10,944,717

29,168	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.384%	1-Month LIBOR	2.750%	8/18/22	Ba3	29,246,203

9,353	Prestige Brands, Inc., Term Loan B4	4.319%	1-Month LIBOR	2.750%	1/20/24	BB–	9,424,269

844	Valeant Pharmaceuticals International, Inc., Term Loan B	4.940%	1-Month LIBOR	3.500%	4/01/22	BB–	857,323
56,426	Total Pharmaceuticals						55,539,176

	Professional Services – 0.7%

2,358	Ceridian Corporation, Term Loan B2	5.052%	1-Month LIBOR	3.500%	9/15/20	Ba3	2,366,724

9,699	Nielsen Finance LLC, Term Loan B4	3.432%	1-Month LIBOR	2.000%	10/04/23	BBB–	9,753,664

2,217	On Assignment, Inc., Tranche Term Loan B3	3.569%	1-Month LIBOR	2.000%	6/03/22	BB	2,232,492
14,274	Total Professional Services						14,352,880

	Real Estate Management & Development – 1.0%

9,176	Capital Automotive LP, Term Loan, First Lien	4.070%	1-Month LIBOR	2.500%	3/25/24	B1	9,212,383

NUVEEN	23

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Real Estate Management & Development (continued)

$10,437	Capital Automotive LP, Term Loan, Second Lien	7.570%	1-Month LIBOR	6.000%	3/24/25	CCC+	$10,749,694
19,613	Total Real Estate Management & Development						19,962,077

	Road & Rail – 0.1%

1,717	Quality Distribution, Incremental Term Loan, First Lien	7.193%	3-Month LIBOR	5.500%	8/18/22	B2	1,724,001

	Semiconductors & Semiconductor Equipment – 1.3%

1,579	Cavium, Inc., Term Loan B	3.819%	1-Month LIBOR	2.250%	8/16/22	BB	1,583,969

1,625	Cypress Semiconductor Corp, Term Loan B	4.260%	1-Month LIBOR	2.750%	7/05/21	BB	1,641,735

3,425	Lumileds, Term Loan, First Lien	6.172%	1-Month LIBOR	4.500%	6/30/24	Ba3	3,451,732

1,971	Micron Technology, Inc., Term Loan B	3.390%	3-Month LIBOR	2.000%	4/26/22	Baa2	1,990,944

3,274	Microsemi Corporation, Term Loan B	3.589%	2-Month LIBOR	2.000%	1/15/23	BB	3,290,023

5,503	On Semiconductor Corp., Term Loan A	3.085%	1-Month LIBOR	1.750%	1/02/18	N/R	5,507,266

7,979	On Semiconductor Corp., Term Loan B	3.569%	1-Month LIBOR	2.000%	3/31/23	Ba1	8,024,815
25,356	Total Semiconductors & Semiconductor Equipment						25,490,484

	Software – 6.4%

1,920	Applied Systems, Inc., Initial Term Loan, First Lien	4.943%	3-Month LIBOR	3.250%	9/19/24	B1	1,943,089

1,923	Blackboard, Inc., Term Loan B4	6.354%	3-Month LIBOR	5.000%	6/30/21	B1	1,908,638

299	BMC Software, Inc., Initial Term Loan B1, (WI/DD)	TBD	TBD	TBD	TBD	B1	299,975

11,643	BMC Software, Inc., Term Loan, First Lien	4.819%	1-Month LIBOR	3.250%	9/10/22	B+	11,670,936

9,526	Compuware Corporation, Term Loan B2, First Lien	5.630%	3-Month LIBOR	4.250%	12/15/21	B	9,600,716

700	Compuware Corporation, Term Loan, Second Lien	9.630%	3-Month LIBOR	8.250%	12/15/22	B–	703,357

1,594	Ellucian, Term Loan B, First Lien	4.943%	3-Month LIBOR	3.250%	9/30/22	B	1,597,695

21,041	Infor (US), Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	2/01/22	BB	21,133,281

7,659	Informatica Corp.,Term Loan B	5.193%	3-Month LIBOR	3.500%	8/05/22	B	7,696,948

2,000	Kronos Incorporated, Term Loan B, Second Lien	9.627%	3-Month LIBOR	8.250%	11/01/24	CCC	2,080,500

6,882	Kronos Incorporated, Term Loan, First Lien	4.903%	3-Month LIBOR	3.500%	11/01/23	B	6,935,647

2,728	LANDesk Software Group, Inc., Term Loan, First Lien	5.820%	1-Month LIBOR	4.250%	1/20/24	B2	2,601,991

7,264	McAfee Holdings International, Inc., Term Loan, First Lien, (DD1)	6.069%	1-Month LIBOR	4.500%	9/30/24	B1	7,250,968

1,500	McAfee Holdings International, Inc., Term Loan, Second Lien	10.069%	1-Month LIBOR	8.500%	9/29/25	B–	1,507,507

2,193	Micro Focus International PLC, New Term Loan	4.319%	1-Month LIBOR	2.750%	6/21/24	BB–	2,197,201

6,432	Micro Focus International PLC, Term Loan B2	4.069%	1-Month LIBOR	2.500%	11/19/21	BB–	6,447,287

1,113	Misys, New Term Loan, Second Lien	8.729%	3-Month LIBOR	7.250%	6/13/25	BB–	1,119,189

14,807	Micro Focus International PLC, Term Loan B	4.319%	1-Month LIBOR	2.750%	6/21/24	BB–	14,838,244

2,574	RP Crown Parent, LLC, Term Loan B	4.569%	1-Month LIBOR	3.000%	10/15/23	B1	2,589,682

2,466	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.819%	1-Month LIBOR	2.250%	7/08/22	BB+	2,486,761

46	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.819%	1-Month LIBOR	2.250%	7/08/22	BB+	46,703

24	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$1,313	Symantec Corp., Term Loan A1	3.000%	1-Month LIBOR	1.500%	5/10/19	BB+	$1,312,500

8,000	Symantec Corp., Term Loan A2	2.938%	3-Month LIBOR	1.500%	8/01/19	BB+	7,998,360

10,719	Tibco Software, Inc., Term Loan, First Lien	5.070%	1-Month LIBOR	3.500%	12/04/20	B1	10,763,617

989	Vertafore, Inc., Term Loan, First Lien	4.819%	1-Month LIBOR	3.250%	6/30/23	B	997,565

1,398	Vertiv Co., New Term Loan B	5.350%	1-Month LIBOR	4.000%	11/30/23	Ba3	1,398,643
128,729	Total Software						129,127,000

	Specialty Retail – 0.5%

11,664	Petco Animal Supplies, Inc., Term Loan B1	4.380%	3-Month LIBOR	3.000%	1/26/23	B1	8,857,106

909	Petsmart Inc., Term Loan B, First Lien	4.570%	1-Month LIBOR	3.000%	3/11/22	Ba3	729,908
12,573	Total Specialty Retail						9,587,014

	Technology Hardware, Storage & Peripherals – 3.6%

3,282	Conduent, Inc., Term Loan B	4.569%	1-Month LIBOR	3.000%	12/07/23	BB+	3,312,138

13,802	Dell International LLC, Refinancing Term Loan B	3.570%	1-Month LIBOR	2.000%	9/07/23	BBB–	13,811,710

29,077	Dell International LLC, Replacement Term Loan A2	3.320%	1-Month LIBOR	1.750%	9/07/21	BBB–	29,103,108

25,950	Western Digital U.S., Term Loan B3	3.569%	1-Month LIBOR	2.000%	4/29/23	BBB–	26,073,460
72,111	Total Technology Hardware, Storage & Peripherals						72,300,416

	Textiles, Apparel & Luxury Goods – 0.3%

942	J. Crew Group, Inc., Term Loan	4.848%	1-Month LIBOR	3.220%	3/05/21	CCC	569,678

5,290	Waste Industries USA, Inc., Term Loan, First Lien	4.569%	1-Month LIBOR	3.000%	9/27/24	B1	5,331,553
6,232	Total Textiles, Apparel & Luxury Goods						5,901,231

	Trading Companies & Distributors – 1.0%

14,812	Avolon, Repriced Term Loan B2	3.751%	1-Month LIBOR	2.250%	3/21/22	BBB–	14,724,774

3,491	Hayward Industries, Inc., Initial Term Loan, First Lien	5.069%	1-Month LIBOR	3.500%	8/05/24	B	3,504,342

1,530	Utility One Source, Term Loan B	7.069%	1-Month LIBOR	5.500%	4/18/23	B	1,566,185
19,833	Total Trading Companies & Distributors						19,795,301

	Transportation Infrastructure – 0.1%

1,488	V. Group, Term Loan B	4.569%	1-Month LIBOR	3.000%	1/27/24	B1	1,482,858

	Wireless Telecommunication Services – 2.2%

4,477	Asurion LLC, Term Loan B5	4.569%	1-Month LIBOR	3.000%	11/03/23	Ba3	4,504,398

15,178	Sprint Corporation, Term Loan, First Lien	4.125%	1-Month LIBOR	2.500%	2/02/24	Ba2	15,191,193

14,166	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.350%	1-Month LIBOR	3.000%	4/23/19	B	13,955,491

5,552	Syniverse Technologies, Inc., Tranche B, Term Loan	4.675%	1-Month LIBOR	3.000%	4/23/19	B	5,468,913

4,372	UPC Financing Partnership, Term Loan AR1, First Lien	3.977%	1-Month LIBOR	2.500%	1/15/26	BB	4,375,495
43,745	Total Wireless Telecommunication Services						43,495,490
$1,634,756	Total Variable Rate Senior Loan Interests (cost $1,619,771,830)						1,603,091,772

NUVEEN	25

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 16.7%

	Banks – 0.5%

$3,557	JP Morgan Chase & Company, (3-Month LIBOR reference rate + 0.680% spread), (6)	2.161%	6/01/21	A+	$3,577,002

6,000	Wells Fargo & Company, (3-Month LIBOR reference rate + 1.340% spread), (6)	2.827%	3/04/21	A+	6,165,820
9,557	Total Banks				9,742,822

	Commercial Services & Supplies – 0.4%

8,000	ADT Corporation	6.250%	10/15/21	BB–	8,760,000

	Communications Equipment – 0.0%

160	Avaya Inc., 144A, (7)	7.000%	4/01/19	N/R	—

3,950	Avaya Inc., 144A, (7)	10.500%	3/01/21	N/R	—
4,110	Total Communications Equipment				—

	Containers & Packaging – 0.5%

10,176	Reynolds Group	5.750%	10/15/20	B+	10,328,265

	Diversified Telecommunication Services – 1.8%

2,677	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CCC–	2,342,375

6,230	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	5,093,025

12,000	IntelSat Jackson Holdings, 144A	9.750%	7/15/25	CCC+	11,550,000

485	IntelSat Limited	6.750%	6/01/18	CCC–	472,875

7,691	IntelSat Limited	7.750%	6/01/21	CCC–	4,095,458

2,410	IntelSat Limited	8.125%	6/01/23	CCC–	1,259,225

12,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	12,153,600
43,493	Total Diversified Telecommunication Services				36,966,558

	Equity Real Estate Investment Trusts – 0.5%

9,905	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	10,276,438

	Health Care Equipment & Supplies – 0.1%

2,000	Tenet Healthcare Corporation	4.375%	10/01/21	BB–	1,995,000

	Health Care Providers & Services – 2.3%

30,500	HCA Inc.	6.500%	2/15/20	BBB–	32,330,000

12,000	HCA Inc.	5.875%	3/15/22	BBB–	12,840,000
42,500	Total Health Care Providers & Services				45,170,000

	Hotels, Restaurants & Leisure – 2.0%

15,630	MGM Resorts International Inc.	6.750%	10/01/20	BB	16,880,400

3,000	MGM Resorts International Inc.	7.750%	3/15/22	BB	3,420,000

11,000	Scientific Games Corporation, 144A	7.000%	1/01/22	B+	11,591,250

7,950	Scientific Games International Inc.	10.000%	12/01/22	B–	8,725,125
37,580	Total Hotels, Restaurants & Leisure				40,616,775

	Household Durables – 0.6%

3,500	Lennar Corporation	4.125%	12/01/18	BB+	3,535,000

26	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Household Durables (continued)

$5,000	Lennar Corporation	4.500%	6/15/19	BB+	$5,112,500

4,000	Lennar Corporation	4.500%	11/15/19	BB+	4,105,000
12,500	Total Household Durables				12,752,500

	Media – 2.3%

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB+	1,025,000

3,600	Cequel Communications Holding I LLC Capital, 144A	6.375%	9/15/20	B	3,654,000

200	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	203,715

17,925	Clear Channel Communications Inc., Term Loan B, (5), (7)	12.000%	8/01/21	N/R	—

8,000	Dish DBS Corporation	5.125%	5/01/20	Ba3	8,160,000

2,000	Dish DBS Corporation	6.750%	6/01/21	Ba3	2,102,500

2,500	Dish DBS Corporation	5.875%	11/15/24	Ba3	2,431,250

2,675	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	2,795,375

7,091	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	5,265,067

23,257	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%)	14.000%	2/01/21	Ca	1,802,444

5,250	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	3,753,750

12,795	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	14,410,369
86,293	Total Media				45,603,470

	Oil, Gas & Consumable Fuels – 0.3%

3,385	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	2,792,625

1,872	Denbury Resources Inc., 144A	9.250%	3/31/22	N/R	1,895,400

1,989	FTS International Inc., 144A, (3-Month LIBOR reference rate + 7.500% spread), (6)	8.820%	6/15/20	B+	2,028,780
7,246	Total Oil, Gas & Consumable Fuels				6,716,805

	Professional Services – 0.4%

2,990	Ceridian HCN Holding Inc., 144A	11.000%	3/15/21	CCC	3,124,550

5,500	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	5,658,125
8,490	Total Professional Services				8,782,675

	Semiconductors & Semiconductor Equipment – 0.2%

771	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	846,173

1,860	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	1,927,425
2,631	Total Semiconductors & Semiconductor Equipment				2,773,598

	Software – 1.8%

11,000	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	11,983,180

16,100	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	16,200,625

900	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	901,800

6,150	Infor Us Inc., 144A	5.750%	8/15/20	BB	6,319,125
34,150	Total Software				35,404,730

NUVEEN	27

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Technology Hardware, Storage & Peripherals – 1.0%

$18,650	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	$20,118,687

	Wireless Telecommunication Services – 2.0%

7,500	Sprint Capital Corporation	6.900%	5/01/19	B+	7,846,875

4,000	Sprint Communications Inc., 144A	9.000%	11/15/18	BB	4,210,400

20,195	Sprint Communications Inc.	7.000%	8/15/20	B+	21,406,700

2,000	Sprint Corporation	7.250%	9/15/21	B+	2,117,500

1,000	Sprint Corporation	7.875%	9/15/23	B+	1,065,000

2,000	T-Mobile USA Inc.	6.000%	3/01/23	BB+	2,094,000

1,250	T-Mobile USA Inc.	6.625%	4/01/23	BB+	1,303,125

275	T-Mobile USA Inc.	6.836%	4/28/23	BB+	288,063
38,220	Total Wireless Telecommunication Services				40,331,663
$375,501	Total Corporate Bonds (cost $352,832,865)				336,339,986

Shares	Description (1)				Value

	COMMON STOCKS – 0.9%

	Communications Equipment – 0.5%

592,466	Avaya Holdings Corporation, (8)				$10,397,778

	Diversified Consumer Services – 0.0%

90,494	Cengage Learning Holdings II LP, (8)				656,082

3,472,418	Education Management Corporation, (8)				20,835
	Total Diversified Consumer Services				676,917

	Energy Equipment & Services – 0.3%

114,542	C&J Energy Services Inc., (8)				3,833,721

69,974	Ocean Rig UDW Inc., (8)				1,875,303

2,052	Vantage Drill International, (8)				396,719
	Total Energy Equipment & Services				6,105,743

	Health Care Providers & Services – 0.0%

65,945	Millennium Health LLC, (8)				7,716

	Oil, Gas & Consumable Fuels – 0.0%

64	Southcross Holdings Borrower LP, (8)				21,600

	Specialty Retail – 0.1%

9,046	Gymboree Corporation, (7)				191,056
24,628	Gymboree Corporation				640,328
	Total Specialty Retail				831,384
	Total Common Stocks (cost $24,459,190)				18,041,138

28	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%

$394	Denbury Resources Inc., 144A	3.500%	3/31/24	N/R	$406,066
	Total Convertible Bonds (cost $385,237)				406,066

Shares	Description (1)				Value

	COMMON STOCK RIGHTS – 0.0%

	Information Technology – 0.0%

16,109	Avaya Holdings Corp, (7)				$3,645
	Total Common Stock Rights (cost $1,365,820)				3,645

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

3,863	Education Management Corporation, (7)	7.500%		N/R	$—
	Total $25 Par (or similar) Retail Preferred (cost $9,362)				—
	Total Long-Term Investments (cost $1,998,824,304)				1,957,882,607

Shares	Description (1)				Value

	SHORT-TERM INVESTMENTS – 1.8%

	INVESTMENT COMPANIES – 1.8%

35,896,021	BlackRock Liquidity Funds T-Fund Portfolio, (9)				$35,896,021
	Total Short-Term Investments (cost $35,896,021)				35,896,021
	Total Investments (cost $2,034,720,325) – 98.8%				1,993,778,628
	Other Assets Less Liabilities – 1.2%				24,296,170
	Net Assets – 100%				$2,018,074,798

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

NUVEEN	29

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$1,603,091,772	$—		$1,603,091,772
Corporate Bonds	—	336,339,986	—	*	336,339,986
Common Stocks	17,850,082	—	191,056		18,041,138
Convertible Bonds	—	406,066	—		406,066
Common Stock Rights	—	—	3,645		3,645
$25 Par (or similar) Retail Preferred	—	—	—	*	—
Short-Term Investments:
Investment Companies	35,896,021	—	—		35,896,021
Total	$53,746,103	$1,939,837,824	$194,701		$1,993,778,628
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

Tax cost of investments	$2,046,521,230
Gross unrealized:
Appreciation	15,733,418
Depreciation	(68,476,020)
Net unrealized appreciation (depreciation) of investments	$(52,742,602)

30	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

NUVEEN	31

Nuveen Symphony High Yield Bond Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.6%

	CORPORATE BONDS – 79.9%

	Aerospace & Defense – 1.0%

$100	Bombardier Inc., 144A	7.500%	12/01/24	B	$101,500

50	DAE Funding LLC, 144A	4.500%	8/01/22	BB	49,125
150	Total Aerospace & Defense				150,625

	Auto Components – 0.8%

50	Adient Global Holdings Limited, 144A	4.875%	8/15/26	BB	51,375

60	Delphi Jersey Holdings, 144A	5.000%	10/01/25	BB	60,750
110	Total Auto Components				112,125

	Beverages – 0.3%

50	Cott Holdings Incorporated, 144A	5.500%	4/01/25	B	51,438

	Building Products – 0.4%

30	Builders FirstSource, Inc., 144A	5.625%	9/01/24	B+	31,221

30	Masonite International Corporation, 144A	5.625%	3/15/23	BB	31,359
60	Total Building Products				62,580

	Capital Markets – 0.3%

50	LPL Holdings Incorporated, 144A	5.750%	9/15/25	B+	50,875

	Chemicals – 2.5%

50	Koppers Inc., 144A	6.000%	2/15/25	B+	53,000

25	NOVA Chemicals Corporation, 144A	5.250%	6/01/27	BBB–	24,937

100	Platform Specialty Products Corporation, 144A	5.875%	12/01/25	B+	99,250

60	PQ Corporation, 144A	5.750%	12/15/25	B	61,050

50	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A	5.375%	9/01/25	BB–	51,750

35	Valvoline, Inc.	5.500%	7/15/24	BB+	37,187

50	Venator Finance Sarl / Venator Materials Corp., 144A	5.750%	7/15/25	BB–	52,750
370	Total Chemicals				379,924

	Commercial Services & Supplies – 1.7%

50	Covanta Holding Corporation	5.875%	7/01/25	B1	50,250

100	Ritchie Bros. Auctioneers Incorporated, 144A	5.375%	1/15/25	BB–	103,250

100	Tervita Escrow Corporation, 144A	7.625%	12/01/21	B	100,250
250	Total Commercial Services & Supplies				253,750

	Communications Equipment – 0.0%

175	Avaya Inc., 144A, (3)	7.000%	4/01/19	N/R	—

175	Avaya Inc., 144A, (3)	10.500%	3/01/21	N/R	—
350	Total Communications Equipment				—

32	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction & Engineering – 0.9%

$125	Shea Homes LP, 144A	5.875%	4/01/23	BB–	$129,688

	Construction Materials – 1.4%

150	Norbord Inc., 144A	6.250%	4/15/23	BB+	163,688

50	Summit Materials LLC/Summit Materials Finance Corporation, 144A	5.125%	6/01/25	BB–	51,000
200	Total Construction Materials				214,688

	Consumer Finance – 1.8%

75	First Data Corporation, 144A	7.000%	12/01/23	B	79,313

25	First Data Corporation, 144A	5.000%	1/15/24	BB+	25,719

100	FirstCash, Inc., 144A	5.375%	6/01/24	BB	104,250

50	Provident Funding Associates LP / PFG Finance Corp., 144A	6.375%	6/15/25	B+	52,500
250	Total Consumer Finance				261,782

	Containers & Packaging – 3.8%

90	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	4.625%	5/15/23	BB	91,800

100	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	6.000%	2/15/25	B	105,250

75	Cascades Inc., 144A	5.500%	7/15/22	BB–	77,063

100	Flex Acquisition Co, Inc., 144A	6.875%	1/15/25	CCC+	103,560

35	Graphic Packaging International, Inc.	4.125%	8/15/24	BB+	36,225

90	Reynolds Group, 144A	5.125%	7/15/23	B+	93,150

50	Sealed Air Corporation, 144A	5.500%	9/15/25	BB+	54,500
540	Total Containers & Packaging				561,548

	Diversified Consumer Services – 0.9%

150	Ahern Rentals Inc., 144A	7.375%	5/15/23	B–	141,000

	Diversified Financial Services – 1.2%

50	Freedom Mortgage Corporation, 144A	8.125%	11/15/24	B	50,937

50	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	3/15/22	BB	51,563

75	MSCI Inc., 144A	4.750%	8/01/26	BB+	78,750
175	Total Diversified Financial Services				181,250

	Diversified Telecommunication Services – 3.0%

78	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CCC–	68,250

25	IntelSat Jackson Holdings	7.250%	10/15/20	CCC+	23,500

15	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	12,262

58	IntelSat Limited	7.750%	6/01/21	CCC–	30,885

300	IntelSat Limited	8.125%	6/01/23	CCC–	156,750

150	Level 3 Financing Inc.	5.125%	5/01/23	BB	150,375
626	Total Diversified Telecommunication Services				442,022

	Electrical Equipment – 0.3%

50	Park Aerospace Holdings Limited, 144A	5.250%	8/15/22	BB	49,687

NUVEEN	33

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electronic Equipment, Instruments & Components – 0.8%

$120	TTM Technologies Inc., 144A	5.625%	10/01/25	BB	$123,000

	Energy Equipment & Services – 1.3%

100	Calfrac Holdings LP, 144A	7.500%	12/01/20	Caa1	98,500

100	Nabors Industries Inc.	5.500%	1/15/23	BB+	96,750
200	Total Energy Equipment & Services				195,250

	Equity Real Estate Investment Trusts – 2.2%

25	CyrusOne LP Finance, 144A	5.000%	3/15/24	BB+	25,937

25	CyrusOne LP Finance, 144A	5.000%	3/15/24	BB+	25,937

75	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	5.375%	4/15/26	BBB–	80,438

50	Iron Mountain Inc., 144A	4.875%	9/15/27	BB–	50,000

50	iStar Inc.	5.000%	7/01/19	BB	50,250

50	Lamar Media Corporation	5.750%	2/01/26	Ba1	53,375

50	SBA Communications Corporation, 144A	4.000%	10/01/22	B+	50,062
325	Total Equity Real Estate Investment Trusts				335,999

	Food & Staples Retailing – 0.5%

65	Performance Food Group, Incorporated, 144A	5.500%	6/01/24	BB–	67,113

	Food Products – 1.6%

100	B&G Foods Inc.	5.250%	4/01/25	B+	101,715

30	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	B+	30,900

50	Pinnacle Foods Finance LLC	5.875%	1/15/24	BB–	52,875

50	Treehouse Foods Inc., 144A	6.000%	2/15/24	BB	52,000
230	Total Food Products				237,490

	Health Care Equipment & Supplies – 0.6%

50	AMN Healthcare, Inc., 144A	5.125%	10/01/24	Ba2	51,500

30	Hologic Incorporated, 144A	4.375%	10/15/25	BB–	30,450
80	Total Health Care Equipment & Supplies				81,950

	Health Care Providers & Services – 3.3%

100	Envision Healthcare Corporation	5.625%	7/15/22	B	101,000

75	HCA Inc.	5.875%	2/15/26	BB	79,313

50	HCA Inc.	5.250%	6/15/26	BBB–	53,000

100	HealthSouth Corporation	5.750%	11/01/24	B+	102,375

100	Polaris Intermediate Corp., 144A	8.500%	12/01/22	B–	103,750

50	Wellcare Health Plans Inc.	5.250%	4/01/25	BB	52,750
475	Total Health Care Providers & Services				492,188

	Hotels, Restaurants & Leisure – 6.0%

37	Boyd Gaming Corporation	6.375%	4/01/26	B+	39,868

150	Eldorado Resorts, Inc.	6.000%	4/01/25	B	156,750

20	Hilton Domestic Operating Company Inc.	4.250%	9/01/24	BB+	20,200

34	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$100	Interval Acquisition Corporation	5.625%	4/15/23	BB–	$103,500

65	KFC Holding Co/ Pizza Hut Holdings LLC/ Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	67,031

75	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc.	5.625%	5/01/24	BB–	79,875

50	Penn National Gaming Inc., 144A	5.625%	1/15/27	B+	51,875

250	Scientific Games International Inc.	10.000%	12/01/22	B–	274,375

50	Silversea Cruise Finance Limited, 144A	7.250%	2/01/25	BB–	53,875

50	Station Casinos LLC, 144A	5.000%	10/01/25	B–	50,250
847	Total Hotels, Restaurants & Leisure				897,599

	Independent Power & Renewable Electricity Producers – 0.7%

50	AES Corporation	5.125%	9/01/27	BB+	52,500

50	Pattern Energy Group Inc., 144A	5.875%	2/01/24	BB–	52,500
100	Total Independent Power & Renewable Electricity Producers				105,000

	Insurance – 0.5%

30	Acrisure LLC / Acrisure Finance Inc., 144A	7.000%	11/15/25	CCC+	28,913

50	AssuredPartners, Inc., 144A	7.000%	8/15/25	CCC+	49,750
80	Total Insurance				78,663

	Internet Software & Services – 1.4%

50	j2 Cloud LLC/Global Inc., 144A	6.000%	7/15/25	BB	52,625

150	Match Group Inc., 144A	5.000%	12/15/27	BB–	152,250
200	Total Internet Software & Services				204,875

	IT Services – 1.7%

100	Booz Allen Hamilton Inc., 144A	5.125%	5/01/25	B+	100,250

100	CDW LLC Finance	5.500%	12/01/24	BB–	108,750

50	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	51,000
250	Total IT Services				260,000

	Machinery – 1.2%

30	Navistar International Corporation, 144A	6.625%	11/01/25	B–	31,301

100	RBS Global -Rexnord LLC, 144A	4.875%	12/15/25	B+	101,000

50	Terex Corporation, 144A	5.625%	2/01/25	BB	52,250
180	Total Machinery				184,551

	Media – 8.3%

150	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB	153,750

75	Cable One Inc., 144A	5.750%	6/15/22	BB	77,438

150	CCO Holdings LLC Finance Corporation, 144A	5.750%	2/15/26	BB+	155,813

432	Clear Channel Communications Inc., Term Loan B, (3), (4)	12.000%	8/01/21	N/R	—

150	Dish DBS Corporation	5.000%	3/15/23	Ba3	142,500

15	Dish DBS Corporation	7.750%	7/01/26	Ba3	15,769

35	Gray Television Inc., 144A	5.125%	10/15/24	B+	34,912

NUVEEN	35

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$100	Hughes Satellite Systems Corporation	5.250%	8/01/26	BBB–	$102,000

441	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%)	14.000%	2/01/21	Ca	34,162

50	LIN Television Corporation	5.875%	11/15/22	B+	52,000

100	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	112,625

35	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	36,138

160	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	166,600

100	Videotron Limited, 144A	5.125%	4/15/27	BB	104,500

50	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB+	50,500
2,043	Total Media				1,238,707

	Metals & Mining – 1.1%

100	Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B+	106,000

30	Northwest Acquisition/Dominion Finco Inc. , 144A	7.125%	11/01/22	BB	30,975

25	Steel Dynamics, Inc., 144A	4.125%	9/15/25	BB+	25,187
155	Total Metals & Mining				162,162

	Mortgage Real Estate Investment Trusts – 0.4%

50	Starwood Property Trust	5.000%	12/15/21	BB–	51,875

	Oil, Gas & Consumable Fuels – 11.9%

100	Alta Mesa Holdings Finance	7.875%	12/15/24	B–	109,625

175	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	144,375

35	Callon Petroleum Company	6.125%	10/01/24	B+	36,050

50	Cheniere Energy Partners LP, 144A	5.250%	10/01/25	BB	50,875

42	Cobalt International Energy, Inc.	10.750%	12/01/21	N/R	45,570

85	Cobalt International Energy, Inc.	7.750%	12/01/23	N/R	79,262

100	Comstock Resources Inc.	10.000%	3/15/20	B3	103,125

151	Denbury Resources Inc., 144A	9.250%	3/31/22	N/R	152,887

80	Diamondback Energy Inc.	4.750%	11/01/24	BB	80,300

50	EP Energy LLC and Everest Acquisition Finance, Inc.	6.375%	6/15/23	Caa3	27,000

100	Everest Acquisition LLC Finance	9.375%	5/01/20	Caa3	84,500

100	FTS International Inc.	6.250%	5/01/22	CCC+	96,750

50	Holly Energy Partners LP, 144A	6.000%	8/01/24	BB	52,125

50	MEG Energy Corporation, 144A	6.500%	1/15/25	BB+	49,375

50	Murphy Oil Corporation	6.875%	8/15/24	BBB–	53,375

125	Parsley Energy LLC Finance Corporation, 144A	6.250%	6/01/24	BB–	131,563

35	PDC Energy, Inc.	6.125%	9/15/24	BB–	36,225

30	QEP Resources Inc.	5.625%	3/01/26	BB+	30,412

20	Rex Energy Corporation	8.000%	10/01/20	N/R	7,300

120	Sanchez Energy Corporation	6.125%	1/15/23	B–	101,700

30	Seven Generations Energy Limited, 144A	5.375%	9/30/25	Ba3	30,300

36	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$15	SM Energy Company	6.750%	9/15/26	B+	$15,450

50	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A	5.500%	1/15/28	BB+	50,610

100	Whiting Petroleum Corporation	5.000%	3/15/19	BB–	102,550

100	Whiting Petroleum Corporation	5.750%	3/15/21	BB–	102,625
1,843	Total Oil, Gas & Consumable Fuels				1,773,929

	Paper & Forest Products – 0.1%

15	Louisiana Pacific Corporation	4.875%	9/15/24	BB+	15,487

	Personal Products – 0.3%

50	First Quality Finance Co Inc., 144A	5.000%	7/01/25	BB–	51,000

	Pharmaceuticals – 0.5%

25	Catalent Pharma Solutions Inc., 144A	4.875%	1/15/26	B+	25,094

50	Concordia Healthcare Corporation, 144A, (4)	9.500%	10/21/22	C	4,500

50	Prestige Brands Inc., 144A	6.375%	3/01/24	B–	51,813
125	Total Pharmaceuticals				81,407

	Professional Services – 0.2%

25	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	25,719

	Real Estate Management & Development – 0.3%

50	Howard Hughes Corporation, 144A	5.375%	3/15/25	Ba3	51,250

	Semiconductors & Semiconductor Equipment – 2.0%

64	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	70,240

140	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	145,075

30	Entegris Inc., 144A	4.625%	2/10/26	BB–	30,450

50	Versum Materials, Inc., 144A	5.500%	9/30/24	BB	53,500
284	Total Semiconductors & Semiconductor Equipment				299,265

	Software – 6.5%

500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	503,125

150	Infor Us Inc.	6.500%	5/15/22	CCC+	155,250

100	Nuance Communications Inc.	5.625%	12/15/26	BB–	104,125

50	Olympus Merger Sub, Inc., 144A	8.500%	10/15/25	B3	49,375

150	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	158,250
950	Total Software				970,125

	Specialty Retail – 0.4%

50	Litia Motors Inc., 144A	5.250%	8/01/25	BB	52,125

	Technology Hardware, Storage & Peripherals – 0.8%

50	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.450%	6/15/23	BBB–	54,024

60	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	64,725
110	Total Technology Hardware, Storage & Peripherals				118,749

NUVEEN	37

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Trading Companies & Distributors – 0.8%

$25	BMC East LLC, 144A			5.500%	10/01/24	BB–	$25,875

50	H&E Equipment Limited, 144A			5.625%	9/01/25	BB–	52,250

40	HD Supply Inc., 144A			5.750%	4/15/24	B+	42,500
115	Total Trading Companies & Distributors						120,625

	Transportation Infrastructure – 0.8%

125	CEVA Group PLC, 144A			7.000%	3/01/21	B–	121,250

	Wireless Telecommunication Services – 3.4%

150	Sprint Corporation			7.125%	6/15/24	B+	152,625

85	Syniverse Foreign Holdings Corporation, 144A			9.125%	1/15/22	B	86,275

8	Syniverse Holdings Inc.			9.125%	1/15/19	CCC+	7,990

100	T-Mobile USA Inc.			6.000%	4/15/24	BB+	106,000

125	UPCB Finance Limited, 144A			5.375%	1/15/25	BB	125,862

25	ViaSat Inc., 144A			5.625%	9/15/25	BB–	25,187
493	Total Wireless Telecommunication Services						503,939
$13,141	Total Corporate Bonds (cost $12,172,296)						11,944,274

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 16.6% (5)

	Aerospace & Defense – 3.8%

$241	Sequa Corporation, Term Loan, First Lien	6.549%	3-Month LIBOR	5.000%	11/28/21	B	$242,843

83	Sequa Corporation, Term Loan, Second Lien	10.375%	3-Month LIBOR	9.000%	4/26/22	CCC	84,513

250	Transdigm, Inc., Term Loan F	4.362%	1-Month LIBOR	2.750%	6/07/23	Ba2	250,032
574	Total Aerospace & Defense						577,388

	Building Products – 0.6%

97	Quikrete Holdings, Inc., Term Loan B	4.319%	1-Month LIBOR	2.750%	11/15/23	BB–	97,194

	Diversified Consumer Services – 2.3%

100	Cengage Learning Acquisitions, Inc., Term Loan B	5.710%	1-Month LIBOR	4.250%	6/07/23	B+	95,736

249	Hilton Hotels Corporation, Term Loan B2	3.552%	1-Month LIBOR	2.000%	10/25/23	BBB–	250,883
349	Total Diversified Consumer Services						346,619

	Electric Utilities – 1.6%

203	Vistra Operations Co., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	204,621

36	Vistra Operations Co., Term Loan C, (WI/DD)	TBD	TBD	TBD	TBD	BB+	36,170
239	Total Electric Utilities						240,791

	Equity Real Estate Investment Trusts – 1.7%

249	MGM Growth Properties, Term Loan B	3.819%	1-Month LIBOR	2.250%	4/25/23	BB+	250,656

	Food Products – 0.7%

100	Hearthside Group Holdings LLC, Term Loan B	4.569%	1-Month LIBOR	3.000%	6/02/21	B1	100,448

38	NUVEEN

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 1.7%

$249	Burger King Corporation, Term Loan B3	3.868%	1-Month LIBOR	2.250%	2/16/24	Ba3	$249,570

	Pharmaceuticals – 1.7%

249	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.384%	1-Month LIBOR	2.750%	8/18/22	Ba3	250,026

	Technology Hardware, Storage & Peripherals – 1.7%

250	Western Digital U.S., Term Loan B3	3.569%	1-Month LIBOR	2.000%	4/29/23	BBB–	250,560

	Textiles, Apparel & Luxury Goods – 0.2%

45	J. Crew Group, Inc., Term Loan	4.848%	1-Month LIBOR	3.220%	3/05/21	CCC	26,870

	Wireless Telecommunication Services – 0.6%

100	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.350%	1-Month LIBOR	3.000%	4/23/19	B	98,510
$2,501	Total Variable Rate Senior Loan Interests (cost $2,494,376)						2,488,632

Shares	Description (1)						Value

	COMMON STOCKS – 0.9%

	Communications Equipment – 0.5%

4,529	Avaya Holdings Corporation, (7)						$79,484

	Specialty Retail – 0.4%

590	Gymboree Corporation, (3)						12,461

1,607	Gymboree Corporation						41,782
	Total Specialty Retail						54,243
	Total Common Stocks (cost $249,967)						133,727

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.2%

	Oil, Gas & Consumable Fuels – 0.2%

$34	Denbury Resources Inc., 144A			3.500%	3/31/24	N/R	$35,041
	Total Convertible Bonds (cost $30,136)						35,041

Shares	Description (1)						Value

	COMMON STOCK RIGHTS – 0.0%

	Information Technology – 0.0%

714	Avaya Holdings Corp, (3)						$162
	Total Common Stock Rights (cost $79,435)						162
	Total Long-Term Investments (cost $15,026,210)						14,601,836

NUVEEN	39

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 3.1%

	INVESTMENT COMPANIES – 3.1%

466,201	BlackRock Liquidity Funds T-Fund Portfolio, (8)	$466,201
	Total Short-Term Investments (cost $466,201)	466,201
	Total Investments (cost $15,492,411) – 100.7%	15,068,037
	Other Assets Less Liabilities – (0.7)% (9)	(107,615)
	Net Assets – 100%	$14,960,422

Investment in Derivatives

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (10)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
CenturyLink, Inc.	Buy	$100,000	1.000%	Quarterly	12/20/22	$15,037	$13,615	$1,422	$(49)
HCA Inc.	Buy	100,000	5.000	Quarterly	12/20/22	(15,851)	(15,988)	137	(69)
Total		$200,000				$(814)	$(2,373)	$1,559	$(118)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Corporate Bonds	$—	$11,944,274	$—	*	$11,944,274
Variable Rate Senior Loan Interests	—	2,488,632	—		2,488,632
Common Stocks	121,266	—	12,461		133,727
Convertible Bonds	—	35,041	—		35,041
Common Stock Rights	—	—	162		162
Short-Term Investments:
Investment Companies	466,201	—	—		466,201
Investment in Derivatives
Credit Default Swaps**	—	1,559	—		1,559
Total	$587,467	$14,469,506	$12,623		$15,069,596

*	Value equals zero as of the end of the reporting period.

**	Represents net unrealized appreciation (depreciation).

40	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$15,525,269
Gross unrealized:
Appreciation	421,966
Depreciation	(879,198)
Net unrealized appreciation (depreciation) of investments	$(457,232)

Tax cost of swaps	$(614)
Net unrealized appreciation (depreciation) of swaps	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior Loan. The rate shown is the coupon as of the end of the reporting period.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(10)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

NUVEEN	41

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2018